UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1:	Report(s) to Shareholders.

Class A

LBNDX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-13-A

08/24

Class C

BDLAX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.39%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-673-C

08/24

Class F

LBDFX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.68%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1004-F

08/24

Class F3

LBNOX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8952-F3

08/24

Class I

LBNYX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-688-I

08/24

Class P

LBNPX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$52	1.03%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-698-P

08/24

Class R2

LBNQX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$59	1.18%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1043-R2

08/24

Class R3

LBNRX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	1.08%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2048-R3

08/24

Class R4

LBNSX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.83%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8701-R4

08/24

Class R5

LBNTX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29	0.58%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8733-R5

08/24

Class R6

LBNVX

Lord Abbett Bond Debenture Fund Inc.

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund Inc. for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$21,162,687,563
# of Portfolio Holdings	943
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$44,216,256

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	4.47%
Basic Materials	5.13%
Communications	5.38%
Consumer Cyclical	10.88%
Consumer Non-Cyclical	8.46%
Diversified	0.23%
Energy	12.68%
Financials	12.36%
Foreign Government	4.77%
Industrial	8.93%
Mortgage-Backed Securities	5.37%
Municipal	0.22%
Mutual Fund	0.20%
Technology	5.58%
U.S. Government	11.68%
Utilities	3.32%
Repurchase Agreements	0.34%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8765-R6

08/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2024

Table of Contents

1	Schedule of Investments (Item 7)

47	Statement of Assets and Liabilities (Item 7)

49	Statement of Operations (Item 7)

50	Statements of Changes in Net Assets (Item 7)

52	Financial Highlights (Item 7)

56	Notes to Financial Statements (Item 7)

75	Changes in and Disagreements with Accountants (Item 8)

75	Proxy Disclosures (Item 9)

75	Remuneration Paid to Directors, Officers, and Others (Item 10)

75	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 111.84%

ASSET-BACKED SECURITIES 5.36%

Automobiles 0.67%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	$4,877,284	$4,795,595
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	8,575,000	8,485,350
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	9,487,000	9,413,668
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	37,765,000	38,044,412
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	58,047,000	56,964,818
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	24,860,000	24,908,492
Total					142,612,335

Credit Card 0.12%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	24,892,000	24,434,789

Other 4.54%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	29,485,000	29,599,417
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	32,960,000	33,369,943
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	15,815,000	15,774,254
AGL CLO 28 Ltd. Series 2023-28A Class D†	10.153% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	15,220,000	15,290,000
Anchorage Capital CLO 28 Ltd. Series 2024-28A Class C†	7.985% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	14,500,000	14,593,173
ARES LV CLO Ltd. Series 2020-55A Class BR†	7.29% (3 mo. USD Term SOFR + 1.96%	)#	7/15/2034	10,600,000	10,611,014
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.929% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	9,050,000	9,052,890
Ballyrock CLO 22 Ltd. Series 2024-22A Class A2†	7.273% (3 mo. USD Term SOFR + 1.95%	)#	4/15/2037	23,000,000	23,377,597
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	10.024% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036	9,980,000	10,085,040

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Captree Park CLO Ltd. Series 2024-1A Class B1†	7.233% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	$13,590,000	$13,587,508
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†	8.124% (3 mo. USD Term SOFR + 2.80%	)#	10/25/2036	9,510,000	9,659,838
Carlyle U.S. CLO Ltd. Series 2023-5A Class D†	10.423% (3 mo. USD Term SOFR + 5.10%	)#	1/27/2036	9,980,000	10,212,411
Carlyle U.S. CLO Ltd. Series 2024-1A Class C†	7.744% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2037	14,490,000	14,729,449
CIFC Funding Ltd. Series 2023-3A Class A†	6.916% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037	46,830,000	47,135,985
CIFC Funding Ltd. Series 2023-3A Class D†	9.566% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	14,490,000	14,585,578
CIFC Funding Ltd. Series 2024-2A Class C†	7.728% (3 mo. USD Term SOFR + 2.40%	)#	4/22/2037	14,010,000	14,128,457
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	14,155,650	13,783,974
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,910,675	8,127,070
Driven Brands Funding LLC Series 2024-1A Class A2†(a)	6.372%		10/20/2054	11,810,000	11,810,000
Dryden 113 CLO Ltd. Series 2022-113A Class CR†	8.025% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2035	10,710,000	10,755,947
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%	)#	4/18/2037	10,000,000	9,975,951
Elmwood CLO 23 Ltd. Series 2023-2A Class A†	7.128% (3 mo. USD Term SOFR + 1.80%	)#	4/16/2036	40,000,000	40,276,916
Elmwood CLO 27 Ltd. Series 2024-3A Class B†	7.276% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	23,500,000	23,625,443
Elmwood CLO 28 Ltd. Series 2024-4A Class B†	7.236% (3 mo. USD Term SOFR + 1.90%	)#	4/17/2037	13,210,000	13,229,850
Elmwood CLO VII Ltd. Series 2020-4A Class CR†	8.017% (3 mo. USD Term SOFR + 2.70%	)#	1/17/2034	9,120,000	9,151,233
Generate CLO 14 Ltd. Series 2024-14A Class B†	7.425% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037	26,000,000	26,138,484

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class DR†	10.075% (3 mo. USD Term SOFR + 4.75%	)#	1/20/2034	$13,780,000	$13,822,956
Gracie Point International Funding Series 2023-1A Class A†	7.299% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	30,652,106	30,977,417
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.279% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030	9,070,145	9,084,408
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,528,638	6,574,980
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	10.61% (3 mo. USD Term SOFR + 5.25%	)#	1/18/2037	13,070,000	13,130,050
Invesco U.S. CLO Ltd. Series 2024-2A Class B†	7.323% (3 mo. USD Term SOFR + 2.00%	)#	7/15/2037	20,540,000	20,876,952
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	7.273% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	11,500,000	11,480,237
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	7.127% (3 mo. USD Term SOFR + 1.80%	)#	10/18/2030	31,610,000	31,629,415
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.874% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033	18,320,000	18,348,906
MF1 LLC Series 2022-FL9 Class A†	7.489% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	39,025,000	39,086,659
MF1 LLC Series 2024-FL14 Class A†	7.076% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	32,890,000	32,859,083
Oaktree CLO Ltd. Series 2022-2a Class DR†	9.829% (3 mo. USD Term SOFR + 4.50%	)#	7/15/2033	7,130,000	7,148,801
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	17,260,000	17,749,091
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	7.975% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	25,450,000	25,521,021
Palmer Square CLO Ltd. Series 2023-4A Class C†	7.925% (3 mo. USD Term SOFR + 2.60%	)#	10/20/2033	15,940,000	15,974,864
Rad CLO 25 Ltd. Series 2024-25A Class B†	7.121% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2037	13,540,000	13,568,326	(b)
RR 8 Ltd. Series 2020-8A Class A2R†	7.025% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2037	23,750,000	23,762,725

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	$21,423,308	$20,476,635
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†	8.026% (3 mo. USD Term SOFR + 2.70%	)#	10/23/2036	9,510,000	9,539,659
Sixth Street CLO XXIV Ltd. Series 2024-24A Class B†	7.295% (3 mo. USD Term SOFR + 2.00%	)#	4/23/2037	16,590,000	16,834,737
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	7.198% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	30,482,000	30,604,562
Stream Innovations Issuer Trust Series 2024-1A Class A†(a)	6.27%		7/15/2044	11,170,000	11,187,314
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	12,435,000	12,703,347
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	14,055,000	14,313,359
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	25,533,713	20,925,051
Texas Debt Capital CLO Ltd. Series 2024-1A Class C†	7.62% (3 mo. USD Term SOFR + 2.35%	)#	4/22/2037	8,790,000	8,867,457
TICP CLO VII Ltd. Series 2017-7A Class BR2†	7.229% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	19,000,000	19,070,700
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†	7.975% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2034	7,725,000	7,726,687
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	4,655,000	4,723,265
Total					961,236,086

Rec Vehicle Loan 0.03%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	5,584,305	5,560,704
Total Asset-Backed Securities (cost $1,133,525,365)					1,133,843,914

				Shares

COMMON STOCKS 8.29%

Aerospace & Defense 0.20%
HEICO Corp.				94,513	21,134,052
Rolls-Royce Holdings PLC*(c)				3,667,948	21,065,887
Total					42,199,939

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Automobile Components 0.03%
Chassix Holdings, Inc.*	1,771,844	$7,087,378

Automobiles 0.15%
Ferrari NV (Italy)(d)	76,415	31,205,594

Banks 0.40%
First Citizens BancShares, Inc. Class A	25,319	42,627,322
Hang Seng Bank Ltd.(c)	1,486,114	19,106,002
NU Holdings Ltd. Class A (Brazil)*(d)	1,786,941	23,033,669
Total		84,766,993

Biotechnology 0.22%
Natera, Inc.*	232,111	25,135,300
Regeneron Pharmaceuticals, Inc.*	20,221	21,252,878
Total		46,388,178

Broadline Retail 0.36%
Amazon.com, Inc.*	274,225	52,993,981
Ollie’s Bargain Outlet Holdings, Inc.*	237,476	23,313,019
Total		76,307,000

Capital Markets 0.29%
Coinbase Global, Inc. Class A*	173,641	38,588,239
Robinhood Markets, Inc. Class A*	996,926	22,640,190
Total		61,228,429

Chemicals 0.11%
International Flavors & Fragrances, Inc.	235,165	22,390,060

Communications Equipment 0.11%
Arista Networks, Inc.*	69,120	24,225,178

Consumer Finance 0.10%
American Express Co.	92,173	21,342,658

Consumer Staples Distribution & Retail 0.10%
Costco Wholesale Corp.	25,096	21,331,349

Electric: Utilities 0.10%
Constellation Energy Corp.	100,297	20,086,480

Electrical Equipment 0.34%
Generac Holdings, Inc.*	146,732	19,400,905
Prysmian SpA(c)	342,817	21,164,479
Schneider Electric SE(c)	131,201	31,454,885
Total		72,020,269

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Electric-Generation 0.00%
Frontera Generation Holdings LLC*	125,994	$39,373	(b)

Electronic Equipment, Instruments & Components 0.10%
Amphenol Corp. Class A	315,090	21,227,613

Entertainment 0.44%
Netflix, Inc.*	32,915	22,213,675
Spotify Technology SA (Sweden)*(d)	156,940	49,246,203
TKO Group Holdings, Inc.	197,997	21,381,696
Total		92,841,574

Health Care Equipment & Supplies 0.30%
Glaukos Corp.*	273,064	32,317,125
Intuitive Surgical, Inc.*	72,045	32,049,218
Total		64,366,343

Health Care Providers & Services 0.15%
Universal Health Services, Inc. Class B	168,264	31,117,062

Hotels, Restaurants & Leisure 0.57%
Cava Group, Inc.*	269,078	24,956,984
Domino’s Pizza, Inc.	41,399	21,375,546
Dutch Bros, Inc. Class A*	658,381	27,256,973
MGM China Holdings Ltd.(c)	11,758,854	18,278,884
Viking Holdings Ltd.*	838,381	28,454,651
Total		120,323,038

Industrial Conglomerates 0.10%
3M Co.	215,864	22,059,142

Insurance 0.15%
Progressive Corp.	156,923	32,594,476

Interactive Media & Services 0.15%
Alphabet, Inc. Class A	173,055	31,521,968

Life Sciences Tools & Services 0.10%
Mettler-Toledo International, Inc.*	15,519	21,689,199

Machinery 0.35%
Alfa Laval AB(c)	467,475	20,471,486
Atlas Copco AB Class A(c)	1,688,221	31,698,442
Xylem, Inc.	155,603	21,104,435
Total		73,274,363

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Shares	Fair Value
Marine Transportation 0.10%
COSCO SHIPPING Holdings Co. Ltd. Class H(c)	11,850,570	$20,684,053

Media 0.11%
Trade Desk, Inc. Class A*	235,109	22,963,096

Metals & Mining 0.57%
Agnico Eagle Mines Ltd.(c)	331,641	21,691,632
Freeport-McMoRan, Inc.	436,263	21,202,382
Kinross Gold Corp.(c)	3,245,834	27,023,902
Southern Copper Corp.	283,575	30,552,370
Teck Resources Ltd. Class B (Canada)(d)	440,299	21,090,322
Total		121,560,608

Miscellaneous Financials 0.02%
Utex Industries*	113,840	4,952,040

Multi-Utilities 0.19%
Dominion Energy, Inc.	395,063	19,358,087
Public Service Enterprise Group, Inc.	282,195	20,797,771
Total		40,155,858

Oil, Gas & Consumable Fuels 0.40%
ARC Resources Ltd.(c)	1,128,757	20,140,315
Cameco Corp. (Canada)(d)	648,579	31,910,087
Imperial Oil Ltd.(c)	461,588	31,473,213
Total		83,523,615

Personal Care Products 0.14%
elf Beauty, Inc.*	103,986	21,911,930
Gibson Brands Private Equity*	106,902	8,284,905
Total		30,196,835

Pharmaceuticals 0.19%
Merck & Co., Inc.	159,889	19,794,258
Teva Pharmaceutical Industries Ltd. ADR*	1,304,043	21,190,699
Total		40,984,957

Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	142,930	21,996,927

Semiconductors & Semiconductor Equipment 0.68%
ARM Holdings PLC ADR*	278,832	45,622,492
First Solar, Inc.*	94,045	21,203,386

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments			Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.			53,134	$43,809,514
Monolithic Power Systems, Inc.			40,552	33,320,767
Total				143,956,159

Software 0.49%
AppLovin Corp. Class A*			527,903	43,932,088
Crowdstrike Holdings, Inc. Class A*			83,701	32,073,386
Fair Isaac Corp.*			18,576	27,653,348
Total				103,658,822

Specialty Retail 0.00%
Claire’s Holdings LLC*			15,164	227,466	(b)

Technology Hardware, Storage & Peripherals 0.22%
NetApp, Inc.			197,446	25,431,045
Pure Storage, Inc. Class A*			329,163	21,135,556
Total				46,566,601

Textiles, Apparel & Luxury Goods 0.15%
Hermes International SCA(c)			13,550	31,295,426

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			28,712	1,292,040
Total Common Stocks (cost $1,626,992,416)				1,755,648,159

	Interest Rate	Maturity Date	Principal Amount†

CORPORATE BONDS 67.28%

Advertising 0.20%
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	$20,413,000	20,563,056
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	20,178,000	21,144,546
Total				41,707,602

Aerospace/Defense 1.45%
BAE Systems PLC (United Kingdom)†(d)	5.25%	3/26/2031	8,946,000	8,925,454
Boeing Co.	5.15%	5/1/2030	21,720,000	20,863,865
Boeing Co.	5.805%	5/1/2050	42,883,000	38,674,496
Boeing Co.†	6.528%	5/1/2034	12,609,000	12,916,801
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	34,016,000	35,285,613
HEICO Corp.	5.35%	8/1/2033	13,525,000	13,412,845
RTX Corp.	5.15%	2/27/2033	16,813,000	16,645,781
Spirit AeroSystems, Inc.	4.60%	6/15/2028	34,907,000	32,728,705

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Aerospace/Defense (continued)
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	$13,085,000	$14,104,151
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,148,074
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	55,018,792
Triumph Group, Inc.†	9.00%	3/15/2028	29,889,000	31,368,193
Total				306,092,770

Agriculture 0.69%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	22,989,024
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	20,171,000	20,534,513
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	12,475,000	13,742,479
Philip Morris International, Inc.	5.125%	2/13/2031	17,297,000	17,118,358
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	24,125,000	22,568,497
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	27,334,000	23,624,692
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	27,102,000	26,488,926
Total				147,066,489

Airlines 1.90%
Air Canada (Canada)†(d)	3.875%	8/15/2026	33,031,000	31,455,817
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	25,245,051	24,788,462
American Airlines Pass-Through Trust	3.00%	4/15/2030	11,377,968	10,483,006
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,582,158
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	119,102,142
Azul Secured Finance LLP†	11.93%	8/28/2028	24,643,000	23,939,408
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	12,565,942	11,326,101
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%	5/15/2034	9,352,626	8,786,588
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	28,873,360
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	48,588,300	46,280,137
JetBlue Pass-Through Trust	2.95%	11/15/2029	10,588,380	9,470,733
JetBlue Pass-Through Trust	8.00%	11/15/2027	5,743,457	5,875,732
United Airlines Pass-Through Trust	5.80%	7/15/2037	24,046,000	24,500,561
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	26,326,442	26,429,571
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	13,772,148
Total				401,665,924

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Auto Manufacturers 0.36%
Allison Transmission, Inc.†	3.75%		1/30/2031		$37,678,000	$33,067,983
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.00%		3/31/2029		20,854,000	20,569,655
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%		1/15/2028		23,500,000	23,060,503
Total						76,698,141

Auto Parts & Equipment 0.37%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		19,552,000	19,805,061
Tenneco, Inc.†	8.00%		11/17/2028		23,120,000	21,066,944
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,854,853
ZF North America Capital, Inc.†	7.125%		4/14/2030		15,278,000	15,833,707
Total						78,560,565

Banks 6.01%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		34,400,000	28,208,531
Akbank TAS (Turkey)†(d)	9.369% (5 yr. CMT + 5.27%	)#	–	(e)	24,524,000	24,368,027
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		51,057,000	1	(f)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		49,324,000	52,492,522
Banco de Credito e Inversiones SA (Chile)†(d)	8.75% (5 yr. CMT + 4.94%	)#	–	(e)	20,008,000	20,972,886
Bancolombia SA (Colombia)(d)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		22,632,000	23,129,565
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		22,014,000	20,300,136
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		39,957,000	31,689,870
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	23,671,270
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		41,628,000	42,183,234
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		22,233,000	22,930,294
BNP Paribas SA (France)†(d)	5.738% (SOFR + 1.88%	)#	2/20/2035		22,448,000	22,343,635
BNP Paribas SA (France)†(d)	5.894% (SOFR + 1.87%	)#	12/5/2034		22,387,000	22,944,142
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%	)#	1/18/2029		50,923,000	51,757,405

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		$20,706,000	$20,645,423
Credit Agricole SA (France)†(d)	4.75% (5 yr. CMT + 3.24%	)#	–	(e)	57,030,000	49,735,338
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		22,215,000	21,512,990
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026		24,645,000	24,714,807
Danske Bank AS (Denmark)(d)	7.00% (7 yr. CMT + 4.13%	)#	–	(e)	21,255,000	21,255,000
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		22,540,000	21,206,234
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		42,171,000	43,536,085
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		54,127,000	55,135,035
First Republic Bank	4.375%		8/1/2046		20,817,000	884,733
First Republic Bank	4.625%		2/13/2047		15,410,000	654,925
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	51,429,523
Freedom Mortgage Corp.†	12.00%		10/1/2028		5,315,000	5,712,605
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		22,552,000	18,488,051
HSBC Holdings PLC (United Kingdom)(d)	6.375% (5 yr. USD ICE Swap + 4.37%	)#	–	(e)	31,955,000	31,903,124
HSBC Holdings PLC (United Kingdom)(d)	6.375% (5 yr. USD ICE Swap + 3.71%	)#	–	(e)	15,212,000	15,201,991
Lloyds Banking Group PLC (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%	)#	3/6/2029		20,198,000	20,491,995
Lloyds Banking Group PLC (United Kingdom)(d)	6.922% (SOFR + 1.56%	)#	8/7/2027		24,531,000	24,893,473
Macquarie Bank Ltd. (United Kingdom)(d)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(e)	10,748,000	10,584,273
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	8.20% (5 yr. CMT + 3.29%	)#	–	(e)	11,325,000	12,195,723
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		33,670,000	34,419,581
NatWest Group PLC (United Kingdom)(d)	8.125% (5 yr. CMT + 3.75%	)#	–	(e)	22,107,000	22,390,964
Societe Generale SA (France)†(d)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		20,817,000	20,623,180
Standard Chartered PLC (United Kingdom)†(d)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		17,680,000	17,946,742

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		$40,170,000	$42,770,438
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%	)#	–	(e)	12,726,000	12,674,573
SVB Financial Group(g)	4.25% (5 yr. CMT + 3.07%	)	–	(e)	78,029,000	780,290
TC Ziraat Bankasi AS (Turkey)†(d)	8.00%		1/16/2029		28,354,000	28,744,009
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030		20,679,000	20,738,550
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		66,016,000	62,338,909
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(e)	24,151,000	26,044,511
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%	)#	–	(e)	13,301,000	14,928,936
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		45,208,000	46,158,836
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	32,352,386
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		36,659,000	32,125,748
Yapi ve Kredi Bankasi AS (Turkey)†(d)	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034		19,391,000	19,899,529
Total						1,272,110,028

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028		16,884,000	16,422,895
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	14,544,395
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		22,947,000	21,364,942
Total						52,332,232

Building Materials 1.39%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	18,449,318
Builders FirstSource, Inc.†	4.25%		2/1/2032		22,175,000	19,620,937
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	21,720,295
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030		77,265,000	77,964,403
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†(a)	6.75%		7/15/2031		22,442,000	22,736,551
Griffon Corp.	5.75%		3/1/2028		16,769,000	16,195,225
Masterbrand, Inc.†	7.00%		7/15/2032		21,166,000	21,419,479
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		34,251,000	31,695,622
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		27,426,000	26,823,739

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Building Materials (continued)
St. Mary’s Cement, Inc. (Canada)†(d)	5.75%	4/2/2034	$7,859,000	$7,721,467
Standard Industries, Inc.†	4.375%	7/15/2030	15,318,000	13,852,864
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031	15,400,000	15,965,088
Total				294,164,988

Chemicals 1.88%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	66,304,000	36,381,005
Cabot Corp.	5.00%	6/30/2032	32,395,000	31,574,919
Celanese U.S. Holdings LLC	6.165%	7/15/2027	38,493,000	39,085,591
FMC Corp.	6.375%	5/18/2053	21,198,000	20,990,449
INEOS Finance PLC (United Kingdom)†(d)	7.50%	4/15/2029	20,776,000	21,016,192
Ingevity Corp.†	3.875%	11/1/2028	24,342,000	22,119,787
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	22,392,000	22,112,710
OCP SA (Malaysia)†(d)	3.75%	6/23/2031	43,718,000	37,777,751
Olin Corp.	5.00%	2/1/2030	22,985,000	21,739,002
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	27,027,949
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	21,862,000	20,361,427
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	22,357,000	21,054,890
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029	31,346,000	28,417,280
Solvay Finance America LLC†	5.65%	6/4/2029	26,953,000	27,146,269
WR Grace Holdings LLC†	5.625%	8/15/2029	23,439,000	21,628,347
Total				398,433,568

Coal 0.35%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,554,243
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	36,312,000	33,710,870
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,839,791
Total				74,104,904

Commercial Services 1.60%
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.00%	7/30/2027	15,278,000	14,154,341
Adani Ports & Special Economic Zone Ltd. (India)(d)	4.20%	8/4/2027	10,187,000	9,476,456
Allied Universal Holdco LLC†	7.875%	2/15/2031	22,654,000	22,733,334
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(d)	4.625%	6/1/2028	24,282,000	22,176,129
Ashtead Capital, Inc.†	4.25%	11/1/2029	12,898,000	12,103,348
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	18,633,864

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Commercial Services (continued)
Ashtead Capital, Inc.†	5.80%		4/15/2034		$9,216,000	$9,150,938
Block, Inc.†	6.50%		5/15/2032		37,156,000	37,699,965
Brink’s Co.†	4.625%		10/15/2027		15,353,000	14,739,428
CoreCivic, Inc.	8.25%		4/15/2029		22,853,000	23,641,634
Garda World Security Corp. (Canada)†(d)	7.75%		2/15/2028		14,444,000	14,733,270
Gartner, Inc.†	3.625%		6/15/2029		34,280,000	31,423,979
GEO Group, Inc.†	8.625%		4/15/2029		31,106,000	31,886,325
GXO Logistics, Inc.	2.65%		7/15/2031		25,082,000	20,354,466
GXO Logistics, Inc.	6.25%		5/6/2029		20,719,000	21,084,059
Hertz Corp.†	Zero Coupon		10/15/2024		16,775,000	712,938
Hertz Corp.†	Zero Coupon		1/15/2028		33,436,000	3,343,600
ITR Concession Co. LLC†	5.183%		7/15/2035		12,438,000	10,859,710
Wand NewCo 3, Inc.†	7.625%		1/30/2032		20,137,000	20,814,348
Total						339,722,132

Computers 0.99%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		22,263,000	20,982,281
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		83,075,000	74,971,939
McAfee Corp.†	7.375%		2/15/2030		26,054,000	24,087,908
NCR Atleos Corp.†	9.50%		4/1/2029		21,129,000	22,854,311
NCR Voyix Corp.†	5.125%		4/15/2029		22,314,000	21,034,323
NetApp, Inc.	2.70%		6/22/2030		10,143,000	8,833,873
Seagate HDD Cayman (Cayman Islands)(d)	8.25%		12/15/2029		13,411,000	14,394,094
Western Digital Corp.	3.10%		2/1/2032		27,000,000	21,971,115
Total						209,129,844

Distribution/Wholesale 0.65%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		24,375,000	22,789,160
Ferguson Finance PLC (United Kingdom)†(d)	3.25%		6/2/2030		17,905,000	16,163,001
H&E Equipment Services, Inc.†	3.875%		12/15/2028		22,711,000	20,517,651
LKQ Corp.	6.25%		6/15/2033		27,041,000	27,771,148
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		21,911,000	22,910,273
Windsor Holdings III LLC†	8.50%		6/15/2030		25,292,000	26,428,547
Total						136,579,780

Diversified Financial Services 3.20%
AG Issuer LLC†	6.25%		3/1/2028		24,003,000	23,501,296
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	22,990,127
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(e)	24,356,000	21,509,164

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	6.70%		2/14/2033	$44,941,000	$44,706,907
Apollo Management Holdings LP†	4.872%		2/15/2029	21,208,000	20,941,138
ARES Management Corp.	6.375%		11/10/2028	22,294,000	23,240,492
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	29,720,000	28,879,953
Azul Secured Finance LLP†	11.50%		5/28/2029	38,391,638	31,379,490
Blue Owl Finance LLC†	6.25%		4/18/2034	21,390,000	21,459,152
Coinbase Global, Inc.†	3.375%		10/1/2028	39,479,000	33,886,721
Coinbase Global, Inc.†	3.625%		10/1/2031	11,267,000	9,043,981
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	19,878,000	19,882,360
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%		9/15/2024	27,844,383	26,297,020
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(d)(g)	6.054% (3 mo. USD LIBOR + 5.75%	)	1/15/2015	15,000,000	–	(f)(h)
ILFC E-Capital Trust I†	7.159% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	21,956,000	17,944,079
ILFC E-Capital Trust II†	7.409% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	16,288,000	13,577,804
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,510,000	17,378,904
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	29,287,000	30,056,639
LPL Holdings, Inc.†	4.00%		3/15/2029	21,679,000	20,218,147
LPL Holdings, Inc.	6.00%		5/20/2034	22,511,000	22,490,901
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	25,180,000	25,910,447
Navient Corp.	5.50%		3/15/2029	22,621,000	20,674,559
Navient Corp.	6.75%		6/15/2026	21,670,000	21,819,133
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,846,000	20,511,810
OneMain Finance Corp.	7.50%		5/15/2031	20,005,000	20,259,864
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	8,382,000	7,856,483
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	21,633,585
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	23,471,771
Synchrony Financial	7.25%		2/2/2033	41,896,000	41,684,764
VFH Parent LLC/Valor Co.-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	24,959,737
Total					678,166,428

Electric 3.20%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	23,360,000	23,661,223
AES Panama Generation Holdings SRL (Panama)(d)	4.375%		5/31/2030	24,273,045	21,124,588

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Electric (continued)
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028			$26,506,000	$25,476,197
Calpine Corp.†	4.50%		2/15/2028			23,379,000	22,231,493
Calpine Corp.†	4.625%		2/1/2029			74,359,000	69,054,333
Calpine Corp.†	5.125%		3/15/2028			27,994,000	26,944,186
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028			17,565,000	16,471,506
Constellation Energy Generation LLC	5.60%		6/15/2042			21,992,000	21,223,422
Constellation Energy Generation LLC	5.80%		3/1/2033			28,492,000	29,089,523
Constellation Energy Generation LLC	6.25%		10/1/2039			42,389,000	43,829,261
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030			28,384,934	27,281,771
NRG Energy, Inc.†	7.00%		3/15/2033			15,995,000	16,899,949
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(e)		40,754,000	44,611,570
Pacific Gas & Electric Co.	6.15%		1/15/2033			38,334,000	38,969,681
Palomino Funding Trust I†	7.233%		5/17/2028			44,964,000	47,217,344
PG&E Corp.	5.25%		7/1/2030			22,743,000	21,737,434
Pike Corp.†	5.50%		9/1/2028			21,772,000	20,920,582
Pike Corp.†	8.625%		1/31/2031			15,092,000	16,006,122
Puget Energy, Inc.	4.10%		6/15/2030			26,045,000	23,997,244
Talen Energy Supply LLC†	8.625%		6/1/2030			24,852,000	26,517,805
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)		21,649,000	21,481,569
Vistra Operations Co. LLC†	4.375%		5/1/2029			77,332,000	72,058,131
Total							676,804,934

Electronics 0.40%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034			13,510,000	13,524,419
EquipmentShare.com, Inc.†	8.625%		5/15/2032			21,214,000	22,023,781
Imola Merger Corp.†	4.75%		5/15/2029			18,106,000	16,941,181
Trimble, Inc.	6.10%		3/15/2033			31,018,000	32,136,725
Total							84,626,106

Energy-Alternate Sources 0.24%
Topaz Solar Farms LLC†	5.75%		9/30/2039			53,183,665	51,500,136

Engineering & Construction 0.94%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)(d)	7.00%		6/30/2034			13,082,000	13,261,236
Brand Industrial Services, Inc.†	10.375%		8/1/2030			15,077,000	16,312,470
Fluor Corp.	4.25%		9/15/2028			23,125,000	22,005,937
Heathrow Finance PLC	6.625%		3/1/2031		GBP	25,264,000	31,636,807
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$27,604,000	27,613,380

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Engineering & Construction (continued)
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	$16,087,000	$16,600,651
MasTec, Inc.†	4.50%	8/15/2028	23,035,000	21,985,696
MasTec, Inc.	5.90%	6/15/2029	19,917,000	20,016,804
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%	12/7/2028	20,581,000	21,090,380
TopBuild Corp.†	4.125%	2/15/2032	8,500,000	7,493,301
Total				198,016,662

Entertainment 1.60%
Boyne USA, Inc.†	4.75%	5/15/2029	23,563,000	22,001,591
Caesars Entertainment, Inc.†	4.625%	10/15/2029	38,882,000	35,673,869
Caesars Entertainment, Inc.†	7.00%	2/15/2030	30,300,000	30,975,872
Churchill Downs, Inc.†	4.75%	1/15/2028	36,115,000	34,517,576
Churchill Downs, Inc.†	5.50%	4/1/2027	21,171,000	20,843,483
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	16,126,000	16,238,178
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029	44,276,000	41,278,386
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026	30,721,000	29,154,997
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	42,245,000	37,928,435
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	47,179,000	44,611,217
WMG Acquisition Corp.†	3.75%	12/1/2029	27,478,000	24,937,549
Total				338,161,153

Environmental Control 0.19%
Madison IAQ LLC†	4.125%	6/30/2028	15,812,000	14,760,228
Madison IAQ LLC†	5.875%	6/30/2029	26,967,000	25,115,686
Total				39,875,914

Food 0.99%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	48,449,000	43,620,670
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028	16,808,000	15,894,710
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029	13,443,000	13,861,830
J M Smucker Co.	6.20%	11/15/2033	13,491,000	14,174,737
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030	24,243,000	22,030,397
McCormick & Co., Inc.	4.95%	4/15/2033	14,652,000	14,305,788
Post Holdings, Inc.†	4.50%	9/15/2031	16,383,000	14,695,091
Post Holdings, Inc.†	4.625%	4/15/2030	30,030,000	27,613,858
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,037,000	27,213,479
U.S. Foods, Inc.†	4.75%	2/15/2029	17,648,000	16,753,601
Total				210,164,161

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Gas 0.10%
Southwest Gas Corp.	4.05%	3/15/2032	$22,297,000	$20,190,791

Hand/Machine Tools 0.28%
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	20,975,731
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	37,403,042
Total				58,378,773

Health Care-Products 0.67%
Bausch & Lomb Corp. (Canada)†(d)	8.375%	10/1/2028	20,761,000	21,280,025
Boston Scientific Corp.	6.50%	11/15/2035	13,056,000	14,499,441
Medline Borrower LP†	3.875%	4/1/2029	45,158,000	41,620,535
Medline Borrower LP†	5.25%	10/1/2029	25,194,000	24,062,835
Solventum Corp.†	5.45%	3/13/2031	20,992,000	20,734,125
Solventum Corp.†	5.60%	3/23/2034	19,282,000	18,946,420
Total				141,143,381

Health Care-Services 2.69%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	32,785,000	31,405,643
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,607,000	24,311,588
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	103,117,000	81,171,702
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	22,394,000	18,484,279
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	43,038,000	32,963,161
Concentra Escrow Issuer Corp.†(a)	6.875%	7/15/2032	11,003,000	11,161,555
DaVita, Inc.†	4.625%	6/1/2030	62,876,000	56,869,418
HCA, Inc.	3.50%	9/1/2030	24,212,000	21,846,679
HCA, Inc.	5.50%	6/1/2033	22,533,000	22,357,143
HCA, Inc.	7.69%	6/15/2025	7,994,000	8,128,375
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%	6/15/2054	21,193,000	20,867,139
IQVIA, Inc.	6.25%	2/1/2029	14,232,000	14,638,409
LifePoint Health, Inc.†	9.875%	8/15/2030	19,223,000	20,523,897
LifePoint Health, Inc.†	10.00%	6/1/2032	35,958,000	36,808,874
LifePoint Health, Inc.†	11.00%	10/15/2030	18,973,000	20,927,561
Molina Healthcare, Inc.†	3.875%	11/15/2030	41,142,000	36,605,259
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	35,054,209
Montefiore Obligated Group	5.246%	11/1/2048	42,910,000	33,121,658
Star Parent, Inc.†	9.00%	10/1/2030	20,063,000	21,089,152
Tenet Healthcare Corp.	6.75%	5/15/2031	20,331,000	20,652,992
Total				568,988,693

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Holding Companies-Diversified 0.26%
Benteler International AG (Austria)†(d)	10.50%		5/15/2028	$21,318,000	$22,914,527
Stena International SA (Luxembourg)†(d)	7.25%		1/15/2031	31,240,000	31,964,018
Total					54,878,545

Home Builders 0.10%
PulteGroup, Inc.	6.375%		5/15/2033	19,353,000	20,345,768

Home Furnishings 0.05%
Leggett & Platt, Inc.	4.40%		3/15/2029	10,603,000	9,696,493

Insurance 1.66%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	40,497,482
Arch Capital Finance LLC	4.011%		12/15/2026	14,967,000	14,518,435
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031	18,104,000	17,911,906
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032	21,499,000	21,017,549
Athene Global Funding†	1.985%		8/19/2028	21,746,000	18,940,616
Brown & Brown, Inc.	2.375%		3/15/2031	20,059,000	16,579,912
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	15,315,000	15,433,155
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031	23,169,000	23,013,755
HUB International Ltd.†	7.25%		6/15/2030	27,054,000	27,753,508
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,512,828
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030	7,444,000	7,770,062
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	17,867,252
Old Republic International Corp.	5.75%		3/28/2034	13,682,000	13,654,978
Panther Escrow Issuer LLC†	7.125%		6/1/2031	26,138,000	26,456,988
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	34,224,000	31,628,597
Swiss RE Subordinated Finance PLC (United Kingdom)†(d)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	20,200,000	20,032,838
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,714,514
Total					350,304,375

Internet 0.30%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	42,000,000	43,395,408
Tencent Holdings Ltd. (China)†(d)	3.925%		1/19/2038	24,722,000	20,747,208
Total					64,142,616

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Investment Companies 0.27%
ARES Capital Corp.	7.00%	1/15/2027	$34,688,000	$35,281,994
Blackstone Private Credit Fund†	6.25%	1/25/2031	21,138,000	21,028,995
Total				56,310,989

Iron-Steel 0.73%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027	19,727,000	20,350,012
ATI, Inc.	7.25%	8/15/2030	30,258,000	31,276,847
Commercial Metals Co.	4.375%	3/15/2032	15,677,000	14,197,152
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030	25,341,000	26,262,931
Samarco Mineracao SA (Brazil)(d)	9.00%	6/30/2031	23,459,000	21,827,410
Steel Dynamics, Inc.	3.45%	4/15/2030	18,014,000	16,462,519
U.S. Steel Corp.	6.875%	3/1/2029	24,139,000	24,282,579
Total				154,659,450

Leisure Time 1.18%
Carnival Corp.†	4.00%	8/1/2028	41,410,000	38,914,745
Carnival Corp.†	5.75%	3/1/2027	42,176,000	41,692,996
Carnival Corp.†	6.00%	5/1/2029	29,128,000	28,791,420
NCL Corp. Ltd.†	5.875%	3/15/2026	34,273,000	33,907,410
NCL Corp. Ltd.†	5.875%	2/15/2027	31,490,000	31,102,704
NCL Corp. Ltd.†	8.375%	2/1/2028	12,109,000	12,662,999
Polaris, Inc.	6.95%	3/15/2029	20,228,000	21,166,684
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	20,713,000	20,899,956
Viking Cruises Ltd.†	5.875%	9/15/2027	21,255,000	21,048,384
Total				250,187,298

Lodging 1.51%
Choice Hotels International, Inc.(a)	5.85%	8/1/2034	31,544,000	31,101,710
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	27,745,000	26,506,577
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	15,350,000	13,296,508
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	23,210,141
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	6,321,000	6,070,686
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	25,419,000	25,554,915
Marriott International, Inc.	3.50%	10/15/2032	23,858,000	20,667,500
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	57,502,000	50,647,813
Sands China Ltd. (Macau)(d)	4.375%	6/18/2030	35,200,000	32,452,411
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	25,193,000	24,682,940
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	24,221,000	21,338,313

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	$21,636,000	$21,118,374
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	23,813,000	22,710,122
Total				319,358,010

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	16,974,548

Machinery-Diversified 0.61%
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	20,244,000	16,674,033
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	36,050,000	35,921,457
SPX FLOW, Inc.†	8.75%	4/1/2030	17,647,000	18,135,292
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	38,674,000	37,532,777
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	20,085,101
Total				128,348,660

Media 2.38%
AMC Networks, Inc.	4.25%	2/15/2029	27,786,000	18,775,937
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	32,449,124
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	44,402,000	40,436,435
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	30,996,465
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	41,519,000	40,963,891
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	5,906,237
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	11,766,022
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	12,431,812
CSC Holdings LLC†	11.75%	1/31/2029	25,157,000	21,470,974
DISH DBS Corp.	5.875%	11/15/2024	15,801,000	15,017,000
DISH Network Corp.†	11.75%	11/15/2027	85,029,000	83,451,244
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	20,657,165
Gray Television, Inc.†	5.375%	11/15/2031	29,785,000	16,908,825
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	22,575,000	21,166,765
Nexstar Media, Inc.†	4.75%	11/1/2028	23,764,000	21,149,901
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	53,571,000	48,685,860
Univision Communications, Inc.†	4.50%	5/1/2029	24,379,000	20,514,568
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	49,172,000	41,982,601
Total				504,730,826

Metal Fabricate-Hardware 0.32%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	46,574,000	42,917,359
Vallourec SACA (France)†(d)	7.50%	4/15/2032	23,124,000	23,974,103
Total				66,891,462

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Mining 2.17%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%		3/15/2031		$20,653,000	$21,246,492
Anglo American Capital PLC (United Kingdom)†(d)	5.625%		4/1/2030		22,140,000	22,299,702
Anglo American Capital PLC (United Kingdom)†(d)	5.75%		4/5/2034		20,634,000	20,602,896
First Quantum Minerals Ltd. (Canada)†(d)	8.625%		6/1/2031		30,925,000	30,911,708
First Quantum Minerals Ltd. (Canada)†(d)	9.375%		3/1/2029		19,851,000	20,766,635
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%		4/1/2031		59,000,000	52,806,982
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%		4/15/2032		28,083,000	27,788,682
Freeport Indonesia PT (Indonesia)(d)	6.20%		4/14/2052		31,767,000	31,385,243
Freeport-McMoRan, Inc.	5.40%		11/14/2034		34,970,000	34,422,108
Glencore Funding LLC†	2.50%		9/1/2030		19,663,000	16,636,927
Hecla Mining Co.	7.25%		2/15/2028		25,372,000	25,417,720
Kaiser Aluminum Corp.†	4.50%		6/1/2031		29,297,000	25,976,425
Kinross Gold Corp. (Canada)(d)	6.25%		7/15/2033		36,065,000	37,727,959
Mirabela Nickel Ltd.	1.00%		9/10/2044		185,297	–	(f)
Nexa Resources SA (Brazil)†(d)	6.75%		4/9/2034		20,943,000	21,295,052
Novelis Corp.†	4.75%		1/30/2030		36,313,000	33,722,972
WE Soda Investments Holding PLC (United Kingdom)†(d)	9.50%		10/6/2028		35,318,000	36,249,512
Total						459,257,015

Office/Business Equipment 0.08%
Zebra Technologies Corp.†	6.50%		6/1/2032		17,401,000	17,609,892

Oil & Gas 9.10%
Antero Resources Corp.†	5.375%		3/1/2030		97,896,000	94,800,264
Apache Corp.	4.25%		1/15/2030		22,054,000	20,592,345
Apache Corp.	4.75%		4/15/2043		46,044,000	36,871,658
Apache Corp.	5.10%		9/1/2040		49,056,000	41,897,052
Baytex Energy Corp. (Canada)†(d)	7.375%		3/15/2032		20,000,000	20,339,160
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		25,589,000	26,782,599
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		40,578,903	42,531,762
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%	)#	–	(e)	9,014,000	9,282,013
California Resources Corp.†	8.25%		6/15/2029		20,605,000	21,047,410
Cenovus Energy, Inc. (Canada)(d)	5.40%		6/15/2047		71,382,000	65,783,141
Chesapeake Energy Corp.†	6.75%		4/15/2029		19,198,000	19,251,409
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	28,918,360

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Civitas Resources, Inc.†	8.625%	11/1/2030	$19,449,000	$20,869,360
Civitas Resources, Inc.†	8.75%	7/1/2031	26,928,000	28,872,202
Comstock Resources, Inc.†	6.75%	3/1/2029	44,417,000	43,079,347
Continental Resources, Inc.	4.375%	1/15/2028	21,473,000	20,654,602
Continental Resources, Inc.†	5.75%	1/15/2031	33,154,000	32,616,642
Cosan Luxembourg SA (Luxembourg)†(d)	7.25%	6/27/2031	22,811,000	23,099,479
Crescent Energy Finance LLC†	7.375%	1/15/2033	36,287,000	36,387,916
Crescent Energy Finance LLC†	7.625%	4/1/2032	26,919,000	27,454,311
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%	10/1/2030	20,793,000	21,844,190
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	59,957,000	43,019,525
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	39,459,000	40,244,234
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	21,006,000	21,920,013
Eni SpA (Italy)†(d)	5.50%	5/15/2034	20,746,000	20,562,881
Helmerich & Payne, Inc.	2.90%	9/29/2031	26,951,000	22,478,687
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,319,000	42,387,078
Matador Resources Co.†	6.50%	4/15/2032	22,263,000	22,281,233
Matador Resources Co.†	6.875%	4/15/2028	43,709,000	44,419,140
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%	6/30/2031	41,303,495	36,636,700
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	57,133,000	55,622,815
Nabors Industries, Inc.†	7.375%	5/15/2027	22,606,000	23,012,252
Noble Finance II LLC†	8.00%	4/15/2030	19,533,000	20,343,366
Occidental Petroleum Corp.	6.125%	1/1/2031	20,079,000	20,564,008
Occidental Petroleum Corp.	6.625%	9/1/2030	19,846,000	20,825,321
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,422,440
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,544,794
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	20,000,000	400
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	36,476,893
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	28,991,461
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	23,666,000	25,086,798
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	30,987,000	27,867,737
Petroleos Mexicanos (Mexico)(d)	10.00%	2/7/2033	65,035,000	65,312,439
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(d)	6.24%	7/3/2036	21,976,000	22,008,788
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	25,184,000	24,937,444
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	50,831,395
Rockcliff Energy II LLC†	5.50%	10/15/2029	26,449,000	24,775,236
Saturn Oil & Gas, Inc. (Canada)†(d)	9.625%	6/15/2029	30,016,000	30,320,159

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Seadrill Finance Ltd.†	8.375%	8/1/2030	$21,159,000	$22,132,526
Southwestern Energy Co.	5.375%	2/1/2029	17,132,000	16,663,579
Southwestern Energy Co.	5.375%	3/15/2030	34,107,000	32,971,339
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	28,398,000	31,088,627
Talos Production, Inc.†	9.00%	2/1/2029	20,033,000	21,041,441
Transocean, Inc.†	8.25%	5/15/2029	21,421,000	21,490,061
Transocean, Inc.†	8.50%	5/15/2031	21,064,000	21,089,888
Transocean, Inc.†	8.75%	2/15/2030	54,468,000	57,228,858
Valaris Ltd.†	8.375%	4/30/2030	28,849,000	29,889,814
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	20,774,000	20,442,609
Viper Energy, Inc.†	5.375%	11/1/2027	37,638,000	36,992,817
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	15,790,298
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	36,053,627
Vital Energy, Inc.†	7.875%	4/15/2032	33,047,000	33,619,374
Vital Energy, Inc.	9.75%	10/15/2030	11,987,000	13,099,262
YPF SA (Argentina)(d)	9.50%	1/17/2031	20,439,000	20,784,256
Total				1,925,246,835

Oil & Gas Services 0.53%
Kodiak Gas Services LLC†	7.25%	2/15/2029	20,572,000	21,104,218
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	37,740,112
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	14,561,000	14,603,795
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	16,836,000	16,977,978
Weatherford International Ltd.†	8.625%	4/30/2030	20,268,000	21,019,476
Total				111,445,579

Packaging & Containers 0.72%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	22,644,000	19,679,937
LABL, Inc.†	6.75%	7/15/2026	19,868,000	19,637,692
LABL, Inc.†	10.50%	7/15/2027	8,001,000	7,838,023
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,387,732
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	22,613,253
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	21,876,000	21,865,373
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	23,256,526
Total				153,278,536

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pharmaceuticals 0.67%
BellRing Brands, Inc.†	7.00%	3/15/2030	$28,420,000	$29,152,895
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%	4/30/2031	23,646,000	21,261,115
Owens & Minor, Inc.†	4.50%	3/31/2029	10,002,000	8,634,790
Owens & Minor, Inc.†	6.625%	4/1/2030	19,194,000	17,469,093
Perrigo Finance Unlimited Co. (Ireland)(d)	5.15%	6/15/2030	24,024,000	22,108,605
Takeda Pharmaceutical Co. Ltd. (Japan)(a)(d)	5.30%	7/5/2034	26,624,000	26,462,791
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	18,678,000	17,544,384
Total				142,633,673

Pipelines 3.35%
AI Candelaria Spain SA (Spain)†(d)	5.75%	6/15/2033	30,777,000	24,922,442
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	19,229,000	15,571,161
AI Candelaria Spain SA (Spain)(d)	5.75%	6/15/2033	4,247,000	3,439,114
AI Candelaria Spain SA (Spain)†(d)	7.50%	12/15/2028	19,461,770	19,130,753
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%	7/15/2032	20,994,000	21,598,593
Boardwalk Pipelines LP	5.625%	8/1/2034	31,480,000	30,956,003
Cheniere Energy Partners LP	3.25%	1/31/2032	30,486,000	26,040,224
Colonial Enterprises, Inc.†	3.25%	5/15/2030	19,028,000	16,972,060
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	12,880,000	13,161,421
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	47,805,000	45,349,778
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	30,918,000	31,842,263
DT Midstream, Inc.†	4.30%	4/15/2032	27,064,000	24,554,945
EnLink Midstream LLC†	6.50%	9/1/2030	30,196,000	30,926,169
EQM Midstream Partners LP†	6.375%	4/1/2029	19,742,000	19,953,970
EQM Midstream Partners LP†	6.50%	7/1/2027	30,292,000	30,639,025
Hess Midstream Operations LP†	5.125%	6/15/2028	17,974,000	17,415,826
Kinder Morgan, Inc.	5.00%	2/1/2029	21,208,000	20,977,193
NGPL PipeCo LLC†	3.25%	7/15/2031	24,487,000	20,939,417
NGPL PipeCo LLC†	4.875%	8/15/2027	20,780,000	20,336,178
ONEOK, Inc.	3.95%	3/1/2050	15,796,000	11,473,622
ONEOK, Inc.	4.45%	9/1/2049	22,523,000	17,728,619
ONEOK, Inc.	6.05%	9/1/2033	31,558,000	32,506,457
Sabal Trail Transmission LLC†	4.246%	5/1/2028	16,996,000	16,374,851
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029	26,406,000	24,065,898
Venture Global LNG, Inc.†	8.125%	6/1/2028	13,276,000	13,687,649

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
Venture Global LNG, Inc.†	8.375%	6/1/2031	$23,884,000	$24,791,019
Venture Global LNG, Inc.†	9.50%	2/1/2029	24,103,000	26,410,174
Western Midstream Operating LP	4.05%	2/1/2030	70,590,000	65,696,213
Western Midstream Operating LP	6.35%	1/15/2029	20,497,000	21,153,765
Williams Cos., Inc.	4.90%	3/15/2029	20,992,000	20,712,611
Total				709,327,413

Real Estate 0.25%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	21,071,000	20,935,354
Hunt Cos., Inc.†	5.25%	4/15/2029	22,442,000	20,416,120
Newmark Group, Inc.†	7.50%	1/12/2029	11,554,000	11,887,148
Total				53,238,622

REITS 1.32%
Brixmor Operating Partnership LP	4.05%	7/1/2030	22,520,000	20,907,853
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	26,711,000	24,492,606
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	19,738,000	17,711,300
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	17,444,000	17,466,486
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	22,454,000	20,816,201
Iron Mountain, Inc.†	4.50%	2/15/2031	23,221,000	20,980,329
Iron Mountain, Inc.†	4.875%	9/15/2029	21,632,000	20,401,418
Rayonier LP	2.75%	5/17/2031	45,499,000	38,033,847
Regency Centers LP	5.25%	1/15/2034	13,482,000	13,136,623
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	22,536,000	23,338,002
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,109,000	61,667,931
Total				278,952,596

Retail 2.01%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030	25,190,000	22,190,881
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	6.125%	6/15/2029	20,619,000	20,708,891
Advance Auto Parts, Inc.	3.50%	3/15/2032	33,077,000	28,120,701
Advance Auto Parts, Inc.	3.90%	4/15/2030	38,924,000	35,201,227
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034	15,738,000	15,514,614
Carvana Co.†	13.00%	6/1/2030	22,535,000	24,689,579
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	42,397,000	29,924,006
Gap, Inc.†	3.875%	10/1/2031	30,155,000	25,204,484
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029	28,573,000	27,829,188

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Retail (continued)
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032		$14,531,000	$13,915,702
LBM Acquisition LLC†	6.25%	1/15/2029		17,160,000	15,184,663
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	24,263,987
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		16,876,000	16,687,561
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		17,685,000	16,447,695
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		36,558,000	35,637,594
Staples, Inc.†	12.75%	1/15/2030		21,774,373	16,962,354
Stonegate Pub Co. Financing 2019 PLC	8.25%	7/31/2025	GBP	24,584,000	30,586,309
Tiffany & Co.	4.90%	10/1/2044		$15,113,000	14,139,195
White Cap Buyer LLC†	6.875%	10/15/2028		13,707,000	13,238,784
Total					426,447,415

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011		22,500,000	–	(f)(h)

Semiconductors 0.92%
Entegris, Inc.†	4.75%	4/15/2029		21,642,000	20,722,808
Foundry JV Holdco LLC†	6.25%	1/25/2035		17,722,000	18,118,303
Marvell Technology, Inc.	5.95%	9/15/2033		21,787,000	22,519,879
Micron Technology, Inc.	5.30%	1/15/2031		12,583,000	12,558,077
ON Semiconductor Corp.†	3.875%	9/1/2028		23,433,000	21,643,508
Qorvo, Inc.†	3.375%	4/1/2031		22,864,000	19,621,128
Qorvo, Inc.	4.375%	10/15/2029		21,594,000	20,410,092
SK Hynix, Inc. (South Korea)†(d)	5.50%	1/16/2029		26,457,000	26,452,305
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033		31,457,000	33,171,790
Total					195,217,890

Shipbuilding 0.14%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		32,665,000	30,731,541

Software 1.88%
AthenaHealth Group, Inc.†	6.50%	2/15/2030		37,901,000	34,928,773
Atlassian Corp. (Australia)(d)	5.50%	5/15/2034		22,509,000	22,311,356
Cloud Software Group, Inc.†	6.50%	3/31/2029		44,401,000	42,672,012
Cloud Software Group, Inc.†	8.25%	6/30/2032		35,312,000	36,013,685
Cloud Software Group, Inc.†	9.00%	9/30/2029		68,784,000	66,788,947
Constellation Software, Inc. (Canada)†(d)	5.158%	2/16/2029		14,665,000	14,663,570
MSCI, Inc.†	3.875%	2/15/2031		66,243,000	59,718,621
MSCI, Inc.†	4.00%	11/15/2029		66,838,000	62,501,283

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Software (continued)
ROBLOX Corp.†	3.875%		5/1/2030	$25,180,000	$22,391,947
Roper Technologies, Inc.	1.75%		2/15/2031	18,251,000	14,699,077
Take-Two Interactive Software, Inc.	5.40%		6/12/2029	20,501,000	20,623,438
Total					397,312,709

Telecommunications 1.75%
Altice France SA (France)†(d)	5.50%		10/15/2029	27,368,000	18,075,672
Altice France SA (France)†(d)	8.125%		2/1/2027	45,191,000	33,929,682
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%		10/1/2026	27,239,000	26,313,176
Frontier Communications Holdings LLC†	5.875%		10/15/2027	47,940,000	46,850,990
Frontier Communications Holdings LLC†	6.75%		5/1/2029	57,642,000	52,929,957
Frontier Communications Holdings LLC†	8.75%		5/15/2030	45,349,000	46,778,745
Hughes Satellite Systems Corp.	5.25%		8/1/2026	34,012,000	26,362,014
Lumen Technologies, Inc.†	4.125%		4/15/2029	7,446,028	4,877,634
Lumen Technologies, Inc.†	4.125%		4/15/2030	12,741,029	8,028,118
Sprint Capital Corp.	6.875%		11/15/2028	19,428,000	20,609,650
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%		1/31/2031	79,166,000	65,821,181
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031	24,505,000	20,700,366
Total					371,277,185

Transportation 0.19%
Rand Parent LLC†	8.50%		2/15/2030	20,809,000	21,088,902
XPO, Inc.†	7.125%		2/1/2032	18,350,000	18,824,439
Total					39,913,341

Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	35,638,000	34,587,955
Total Corporate Bonds (cost $14,549,289,394)					14,237,693,336

FLOATING RATE LOANS(i) 6.22%

Aerospace/Defense 0.16%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	18,765,066	16,982,385
TransDigm, Inc. 2024 Term Loan K	8.085% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	16,381,397	16,430,951
Total					33,413,336

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Airlines 0.18%
American Airlines, Inc. 2021 Term Loan	10.336% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028		$27,847,529	$28,804,788
United Airlines, Inc. 2024 Term Loan B	8.094% (1 mo. USD Term SOFR + 2.75%	)	2/22/2031		9,098,501	9,132,621
Total						37,937,409

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028		23,128,871	23,033,812

Beverages 0.10%
Pegasus BidCo BV 2024 USD Term Loan (Netherlands)(d)	–	(j)	7/12/2029		6,844	6,893
Triton Water Holdings, Inc. Term Loan	8.595% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028		21,012,988	21,044,507
Total						21,051,400

Building Materials 0.41%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		11,614,098	9,876,803
CP Atlas Buyer, Inc. 2021 Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		17,881,514	17,485,260
MI Windows and Doors LLC 2024 Term Loan B2	8.844% (1 mo. USD Term SOFR + 3.50%	)	3/28/2031		20,866,515	21,018,736
Quikrete Holdings, Inc. 2024 Term Loan B	7.844% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031		19,085,168	19,149,771
Quikrete Holdings, Inc. 2024 Term Loan B1	7.594% (1 mo. USD Term SOFR + 2.25%	)	3/19/2029		19,085,167	19,119,807
Total						86,650,377

Chemicals 0.34%
Ineos Finance PLC 2024 EUR 1st Lien Term Loan B	–	(j)	6/23/2031	EUR	28,280,000	30,138,227
Iris Holding, Inc. Term Loan	10.18% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028		$22,008,983	20,798,489
Lonza Group AG USD Term Loan B (Luxembourg)(d)	9.27% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		21,810,338	21,180,782
Total						72,117,498

Commercial Services 0.11%
Grant Thornton Advisors LLC Term Loan B	8.597% (3 mo. USD Term SOFR + 3.25%	)	6/2/2031		22,518,353	22,611,016

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Computers 0.15%
McAfee LLC 2024 USD Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	3/1/2029		$31,493,863	$31,501,264

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025		23,470,866	16,219,659

Diversified Capital Goods 0.13%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.294% (3 mo. EURIBOR + 3.50%	)	3/16/2029	EUR	25,074,401	26,724,814

Diversified Financial Services 0.23%
Advisor Group, Inc. 2024 Term Loan	–	(j)	8/17/2028		$9,120,889	9,160,246
Assetmark Financial Holdings, Inc. 2024 Term Loan	–	(j)	6/3/2031		8,366,000	8,381,686
Jane Street Group LLC 2024 Term Loan B	7.958% (1 mo. USD Term SOFR + 2.50%	)	1/26/2028		31,835,052	31,843,169
Total						49,385,101

Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.085% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027		6,932	6,975

Electric: Generation 0.02%
Astoria Energy LLC 2020 Term Loan B	8.958% (1 mo. USD Term SOFR + 3.50%	)	12/10/2027		510,581	511,939
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.096% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		1,720,948	1,307,920
Frontera Generation Holdings LLC 2021 Term Loan	18.596% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026		1,773,053	2,269,508
Total						4,089,367

Engineering & Construction 0.10%
Brand Industrial Services, Inc. 2024 Term Loan B	9.827% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030		21,129,311	21,223,231

Entertainment 0.15%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(d)	8.835% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029		31,795,313	31,843,005

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	28,107,692	$29,899,812

Gas Distribution 0.11%
Freeport LNG Investments LLLP Term Loan B	9.086% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028		$22,389,533	22,392,555

Health Care Products 0.25%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.689% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027		44,440,958	44,024,324
Resonetics LLC 2024 Term Loan	9.082% (3 mo. USD Term SOFR + 3.75%	)	6/6/2031		8,618,000	8,644,931
Total						52,669,255

Health Care Services 0.40%
eResearchTechnology, Inc. 2024 Term Loan	9.344% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027		22,361,980	22,497,717
Pacific Dental Services LLC 2024 Term Loan B	8.579% (1 mo. USD Term SOFR + 3.25%	)	3/15/2031		20,838,102	20,905,409
Radnet Management, Inc. 2024 Term Loan B	7.827% (3 mo. USD Term SOFR + 2.50%	)	4/18/2031		21,287,772	21,327,687
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030		20,926,553	20,934,818
Total						85,665,631

Healthcare 0.10%
Athenahealth Group, Inc. 2022 Term Loan B	8.594% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029		20,971,220	20,928,648

Insurance 0.18%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.844% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031		26,503,575	26,602,963
OneDigital Borrower LLC 2024 Term Loan	–	(j)	6/13/2031		10,722,000	10,708,651
Total						37,311,614

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	–	(j)	7/22/2030		13,673,000	13,670,881

Lodging 0.12%
One Hotels GmbH EUR Term Loan B	8.408% (3 mo. EURIBOR + 4.50%	)	4/2/2031	EUR	22,837,000	24,582,639

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Machinery: Diversified 0.19%
LSF12 Badger Bidco LLC Term Loan B	11.344% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	$22,426,549	$22,426,549
SPX Flow, Inc. 2024 Term Loan B	8.844% (1 mo. USD Term SOFR + 3.50%	)	4/5/2029	18,084,537	18,209,682
Total					40,636,231

Media 0.33%
Cengage Learning, Inc. 2024 Term Loan B	9.538% (6 mo. USD Term SOFR + 4.25%	)	3/22/2031	19,959,975	20,041,112
Sinclair Television Group, Inc. 2021 Term Loan B3	8.591% (3 mo. USD Term SOFR + 3.00%	)	4/1/2028	23,196,069	16,529,055
Sinclair Television Group, Inc. 2022 Term Loan B4	9.194% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	1,253,966	863,180
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031	33,226,000	31,451,898
Total					68,885,245

Metal Fabricate/Hardware 0.20%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.344% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	20,973,080	21,115,068
Tank Holding Corp. 2022 Term Loan	11.194% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	21,821,661	21,507,974
Total					42,623,042

Oil & Gas 0.11%
Parkway Generation LLC Term Loan B	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	19,834,271	19,841,709
Parkway Generation LLC Term Loan C	10.341% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	2,634,861	2,635,849
Total					22,477,558

Packaging 0.08%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.119% (1 mo. USD Term SOFR + 3.68%	)	4/13/2029	17,298,208	17,357,627

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2025	777,027	97,517	(f)

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Real Estate 0.02%
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	9.094% (1 mo. USD Term SOFR + 3.75%	)	1/31/2030	$5,152,091	$5,190,732

Retail 0.50%
IRB Holding Corp. 2024 Term Loan B	8.194% (1 mo. USD Term SOFR + 2.75%	)	12/15/2027	28,304,000	28,325,228
Johnstone Supply LLC Term Loan	8.328% (3 mo. USD Term SOFR + 3.00%	)	5/16/2031	13,506,000	13,539,765
Restoration Hardware, Inc. Term Loan B	7.958% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	35,771,736	34,484,490
Staples, Inc. 2024 Term Loan B	11.084% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	31,912,000	29,351,062
Total					105,700,545

Semiconductors 0.08%
MKS Instruments, Inc. 2023 USD Term Loan B	7.828% (1 mo. USD Term SOFR + 2.50%	)	8/17/2029	18,033,370	18,074,667

Service 0.10%
Brown Group Holding LLC 2022 Incremental Term Loan B2	8.335% - 8.35% (3 mo. USD Term SOFR + 3.00%	)	7/2/2029	21,437,433	21,453,511

Software 0.61%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.835% (3 mo. USD Term SOFR + 3.50%	)	2/24/2031	22,501,908	22,694,974
Banff Merger Sub, Inc. 2023 USD Term Loan	9.344% (1 mo. USD Term SOFR + 4.25%	)	12/29/2028	21,904,881	21,977,167
Cloud Software Group, Inc. 2024 USD Term Loan B	9.335% (3 mo. USD Term SOFR + 4.00%	)	3/30/2029	23,191,203	23,201,407
Modena Buyer LLC Term Loan	–	(j)	4/18/2031	31,005,000	30,302,582
Rocket Software, Inc. 2023 USD Term Loan B	10.094% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028	31,531,575	31,702,003
Total					129,878,133

Telecommunications 0.14%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(d)	–	(j)	3/25/2031	17,250,346	17,315,035
Lumen Technologies, Inc. 2024 Extended Term Loan B1	–	(j)	4/15/2029	17,190,294	11,911,413
Total					29,226,448

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Transportation 0.11%
Genesee & Wyoming, Inc. 2024 Term Loan B	7.335% (3 mo. USD Term SOFR + 2.00%	)	4/10/2031		$23,046,131	$23,048,320

Utilities 0.12%
Calpine Corp. Term Loan B9	7.345% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031		26,179,272	26,127,437
Total Floating Rate Loans (cost $1,327,712,807)						1,315,706,312

FOREIGN GOVERNMENT OBLIGATIONS 5.35%

Angola 0.25%
Angola Government International Bonds(d)	9.375%		5/8/2048		63,270,000	53,079,576

Argentina 0.49%
Argentina Republic Government International Bonds(d)	0.75%	(k)	7/9/2030		184,670,159	104,432,822

Benin 0.10%
Benin Government International Bonds†(d)	7.96%		2/13/2038		21,668,000	20,189,376

Brazil 0.16%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	214,000,000	33,569,546

Colombia 0.16%
Colombia Government International Bonds(d)	8.00%		4/20/2033		$31,633,000	32,809,556

Costa Rica 0.10%
Costa Rica Government International Bonds†(d)	7.158%		3/12/2045		19,962,000	20,765,471

Dominican Republic 0.37%
Dominican Republic International Bonds†(d)	6.00%		2/22/2033		80,098,000	77,710,660

Ecuador 0.19%
Ecuador Government International Bonds†(d)	6.00%	(k)	7/31/2030		62,772,457	39,916,877

Egypt 0.11%
Egypt Government International Bonds(d)	8.50%		1/31/2047		4,553,000	3,385,258
Egypt Government International Bonds(d)	8.50%		1/31/2047		27,034,000	20,100,387
Total						23,485,645

El Salvador 0.37%
El Salvador Government International Bonds†(d)	0.25%		4/17/2030		26,503,000	806,084
El Salvador Government International Bonds(d)	8.625%		2/28/2029		60,761,000	54,016,545
El Salvador Government International Bonds†(d)	9.25%		4/17/2030		26,503,000	23,619,954
Total						78,442,583

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Gabon 0.12%
Gabon Government International Bonds(d)	6.95%	6/16/2025		$8,745,000	$8,036,600
Gabon Government International Bonds(d)	6.95%	6/16/2025		18,379,000	16,890,186
Total					24,926,786

Kenya 0.21%
Republic of Kenya Government International Bonds(d)	7.00%	5/22/2027		19,700,000	18,785,270
Republic of Kenya Government International Bonds†(d)	9.75%	2/16/2031		27,052,000	25,985,475
Total					44,770,745

Mexico 0.30%
Mexico Bonos	7.50%	5/26/2033	MXN	1,367,800,000	64,396,129

Montenegro 0.08%
Montenegro Government International Bonds†(d)	7.25%	3/12/2031		$17,532,000	17,615,277

Nigeria 0.34%
Nigeria Government International Bonds(d)	7.143%	2/23/2030		58,674,000	51,076,450
Nigeria Government International Bonds(d)	7.625%	11/28/2047		27,075,000	19,703,053
Total					70,779,503

Panama 0.19%
Panama Government International Bonds(d)	6.40%	2/14/2035		14,856,000	14,111,439
Panama Government International Bonds(d)	7.50%	3/1/2031		8,576,000	8,985,233
Panama Government International Bonds(d)	9.375%	4/1/2029		14,881,000	16,603,457
Total					39,700,129

Paraguay 0.05%
Paraguay Government International Bonds†	7.90%	2/9/2031	PYG	82,052,000,000	11,319,777

Senegal 0.34%
Senegal Government International Bonds†(d)	6.25%	5/23/2033		$85,313,000	71,748,830

Serbia 0.10%
Serbia International Bonds†(d)	6.00%	6/12/2034		21,899,000	21,584,158

Sri Lanka 0.12%
Sri Lanka Government International Bonds†(d)(g)	5.875%	7/25/2022		45,243,000	25,811,975

Trinidad And Tobago 0.19%
Trinidad & Tobago Government International Bonds†(d)	6.40%	6/26/2034		39,948,000	40,097,805

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Turkey 0.64%
Istanbul Metropolitan Municipality†(d)	10.50%	12/6/2028		$20,592,000	$22,174,238
Turkiye Government International Bonds(d)	5.125%	2/17/2028		88,347,000	84,040,083
Turkiye Government International Bonds(d)	9.375%	3/14/2029		27,200,000	29,609,213
Total					135,823,534

Uruguay 0.20%
Uruguay Government International Bonds	9.75%	7/20/2033	UYU	1,645,058,743	42,205,589

Uzbekistan 0.07%
Republic of Uzbekistan International Bonds†(d)	6.90%	2/28/2032		$15,441,000	15,061,036

Venezuela 0.10%
Venezuela Government International Bonds(d)(g)	9.00%	5/7/2023		58,725,800	9,836,202
Venezuela Government International Bonds(d)(g)	11.75%	10/21/2026		51,699,500	9,983,650
Venezuela Government International Bonds(d)(g)	12.75%	8/23/2022		11,543,700	2,159,233
Total					21,979,085
Total Foreign Government Obligations (cost $1,134,964,228)					1,132,222,470

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.77%
Government National Mortgage Association(l)	2.50%	TBA		33,429,000	28,129,981
Government National Mortgage Association(l)	3.00%	TBA		148,709,000	129,623,408
Government National Mortgage Association(l)	3.50%	TBA		65,450,000	58,786,147
Government National Mortgage Association(l)	4.00%	TBA		118,032,000	109,112,521
Government National Mortgage Association(l)	4.50%	TBA		84,827,000	80,651,463
Government National Mortgage Association(l)	5.00%	TBA		107,442,000	104,639,487
Government National Mortgage Association(l)	5.50%	TBA		104,359,000	103,509,603
Government National Mortgage Association(l)	6.00%	TBA		103,656,000	104,038,457
Government National Mortgage Association(l)	6.50%	TBA		204,377,000	207,212,803
Government National Mortgage Association(l)	7.00%	TBA		102,323,000	104,212,643
Uniform Mortgage-Backed Security(l)	2.00%	TBA		54,916,000	42,984,102
Uniform Mortgage-Backed Security(l)	2.50%	TBA		109,106,000	89,161,659
Uniform Mortgage-Backed Security(l)	3.00%	TBA		50,291,000	42,825,930
Uniform Mortgage-Backed Security(l)	3.50%	TBA		48,243,000	42,702,593
Uniform Mortgage-Backed Security(l)	4.00%	TBA		104,910,000	96,044,038
Uniform Mortgage-Backed Security(l)	4.50%	TBA		79,396,000	74,868,112
Uniform Mortgage-Backed Security(l)	5.00%	TBA		219,824,000	212,444,019
Uniform Mortgage-Backed Security(l)	5.50%	TBA		418,951,000	415,159,166
Uniform Mortgage-Backed Security(l)	6.00%	TBA		348,236,000	350,184,244
Uniform Mortgage-Backed Security(l)	6.50%	TBA		140,311,000	142,768,313
Uniform Mortgage-Backed Security(l)	7.00%	TBA		159,805,000	164,268,303
Total Government Sponsored Enterprises Pass-Throughs (cost $2,712,943,168)					2,703,326,992

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
INVESTMENTS IN UNDERLYING FUNDS 0.23%
Lord Abbett Private Credit Fund 1, LP(m)(n) (cost $48,543,689)				$48,543,689	(o)	$48,543,689

MUNICIPAL BONDS 0.25%

Miscellaneous 0.17%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	17,645,000		19,849,363
New York City Industrial Development Agency NY†	11.00%		3/1/2029	13,278,000		14,897,003
Total						34,746,366

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(g)	7.00%		7/1/2045	22,085,000		17,718,003
Total Municipal Bonds (cost $60,392,558)						52,464,369

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.03%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	16,500,000		16,597,629
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.40% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	9,960,000		7,021,800
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	13,400,000		13,627,146
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	23,710,000		24,247,473
BFLD Mortgage Trust Series 2024-VICT Class A†(a)	7.19% (1 mo. USD Term SOFR + 1.89%	)	7/15/2041	14,200,000		14,163,932
BFLD Mortgage Trust Series 2024-VICT Class B†(a)	7.889% (1 mo. USD Term SOFR + 2.59%	)#	7/15/2041	7,400,000		7,381,209
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.876% (1 mo. USD Term SOFR + 1.55%	)#	7/15/2035	36,989,743		36,951,917
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.671% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	55,600,000		55,268,919
BPR Trust Series 2022-OANA Class A†	7.227% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	27,830,000		27,874,041
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	18,102,000		15,704,738

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.143% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	$41,121,000	$40,636,808
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.771% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	34,522,743	34,456,894
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	25,834,990	25,729,788
BX Trust Series 2021-ARIA Class A†	6.343% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	12,340,000	12,196,049
BX Trust Series 2022-PSB Class A†	7.78% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	32,993,760	32,983,450
BX Trust Series 2024-VLT4 Class A†	6.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	16,400,000	16,406,022
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	18,050,000	18,291,742
CIM Trust Series 2018-INV1 Class B1†	4.705%	#(p)	8/25/2048	7,980,188	7,453,184
CS Master Trust Series 2021-BLUF Class A†(g)	9.619% (1 mo. USD Term SOFR + 4.29%	)#	4/15/2023	19,335,000	19,334,097	(b)
CSMC Trust Series 2021-BPNY Class A†	9.158% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	38,040,000	34,338,141
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.335% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	7,550,000	8,073,156
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.435% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	19,878,171	20,354,831
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.585% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	43,500,000	46,138,388
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.735% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	16,065,000	16,483,371
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.635% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	27,343,889	28,038,623

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.885% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	$32,190,000	$34,044,743
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.685% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	24,400,000	25,894,017
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	23,684,847	23,738,701
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.335% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	25,930,000	27,382,793
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.235% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	45,765,000	49,034,626
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.035% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	9,700,000	10,149,073
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.135% (30 day USD SOFR Average + 1.80%	)#	1/25/2044	7,525,000	7,639,377
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	8.135% (30 day USD SOFR Average + 2.80%	)#	3/25/2044	13,200,000	13,299,433
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.974% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	16,000,000	16,082,949
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.55% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	17,417,272	18,262,965
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.535% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	9,989,798	9,994,994

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.885% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	$18,125,987	$18,653,606
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.735% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	41,319,452	42,563,085
Great Wolf Trust Series 2024-WOLF Class A†	6.871% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	26,070,000	26,055,226
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.42% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	33,050,000	33,146,569
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	7.091% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2029	23,150,000	23,120,785
HLTN Commercial Mortgage Trust Series 2024-DPLO Class D†	8.668% (1 mo. USD Term SOFR + 3.34%	)#	6/15/2041	4,000,000	4,000,976
HPLY Trust Series 2019-HIT Class A†	6.443% (1 mo. USD Term SOFR + 1.11%	)#	11/15/2036	10,829,329	10,797,425
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.144% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	41,665,000	27,409,474	(b)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.941% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	46,100,000	46,010,492
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.624% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	27,940,000	27,477,529
MCR Mortgage Trust Series 2024-TWA Class A†	5.924%		6/12/2039	6,000,000	5,994,935
NRTH Mortgage Trust Series 2024-PARK Class A†	6.97% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2041	35,768,000	35,740,265
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	13,870,000	13,822,598
SHOW Trust Series 2022-BIZ Class A†	8.311% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	76,444,920
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.329% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	13,730,000	13,569,741

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(p)	6/25/2054	$31,554,828	$31,768,019
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(p)	3/15/2040	23,430,000	23,437,587
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,286,938,750)					1,275,290,251

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Transportation Infrastructure 0.06%
ACBL Holdings Corp. (cost $5,126,725)	Zero Coupon			205,069	13,329,485
Total Long-Term Investments (cost $23,886,429,100)					23,668,068,977

				Principal Amount†

SHORT-TERM INVESTMENTS 0.38%

REPURCHASE AGREEMENTS 0.38%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $81,713,900 of U.S. Treasury Note at 4.875% due 04/30/2026; value: $82,473,957; proceeds: $80,875,501 (cost $80,856,635)				$80,856,635	80,856,635
Total Investments in Securities 112.22% (cost $23,967,285,735)					23,748,925,612
Other Assets and Liabilities – Net(q) (12.22)%					(2,586,238,049)
Net Assets 100.00%					$21,162,687,563

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PYG	Paraguay Guarani.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Principal Amount is denominated in U.S. dollars unless otherwise noted.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2024

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $12,558,517,817, which represents 59.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(n)).
(b)	Level 3 Investment as described in Note 2(r) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Level 3 Investment as described in Note 2(r) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(g)	Defaulted (non-income producing security).
(h)	Amount is less than $1.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(j)	Interest Rate to be determined.
(k)	Step Bond – Security with a predetermined schedule of interest rate changes.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Affiliated funds (See Note 13).
(n)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $48,543,689 or 0.23% of net assets.
(o)	Principal amount represents partnership interest.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$830,064 (1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	1,672,800
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$2,502,864

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$(595,522)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(960,444)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(3,222,690)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(4,778,656)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $695,567, which includes upfront payment of $134,497. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	8/9/2024	452,341,000	$299,619,823	$302,065,070	$2,445,247
Australian dollar	Buy	State Street Bank and Trust	8/9/2024	8,178,000	5,449,523	5,461,119	11,596
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	502,559,000	333,322,257	335,599,734	2,277,477
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	16,060,000	10,657,011	10,724,575	67,564
Australian dollar	Buy	Toronto Dominion Bank	8/9/2024	9,012,000	5,997,953	6,018,049	20,096
Canadian dollar	Buy	State Street Bank and Trust	8/9/2024	11,648,000	8,476,660	8,521,723	45,063
Euro	Buy	Morgan Stanley	8/20/2024	10,374,000	11,130,224	11,135,865	5,641
Swedish krona	Buy	Morgan Stanley	7/17/2024	12,809,000	1,199,274	1,209,393	10,119
Swedish krona	Buy	Morgan Stanley	7/17/2024	22,823,000	2,140,568	2,154,890	14,322
Swedish krona	Buy	Morgan Stanley	7/17/2024	62,669,000	5,889,254	5,917,049	27,795
Swedish krona	Buy	State Street Bank and Trust	7/17/2024	56,153,000	5,300,519	5,301,824	1,305
British pound	Sell	J.P. Morgan	8/30/2024	16,956,000	21,700,186	21,443,163	257,023
British pound	Sell	State Street Bank and Trust	8/30/2024	94,746,000	120,269,625	119,819,173	450,452
Canadian dollar	Sell	State Street Bank and Trust	8/9/2024	12,529,000	9,170,806	9,166,266	4,540
Canadian dollar	Sell	State Street Bank and Trust	8/9/2024	16,536,000	12,112,650	12,097,803	14,847
Euro	Sell	J.P. Morgan	8/20/2024	10,873,000	11,858,024	11,671,511	186,513
Euro	Sell	Morgan Stanley	8/20/2024	85,144,000	92,953,373	91,396,962	1,556,411
Euro	Sell	Morgan Stanley	8/20/2024	18,977,000	20,617,482	20,370,668	246,814
Euro	Sell	State Street Bank and Trust	8/20/2024	27,967,000	30,425,803	30,020,892	404,911
Euro	Sell	Toronto Dominion Bank	8/20/2024	22,609,000	24,615,021	24,269,401	345,620
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,393,356

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	8/9/2024	7,581,000	$5,063,760	$5,062,454	$(1,306)
British pound	Buy	Morgan Stanley	8/30/2024	27,045,000	34,369,273	34,202,072	(167,201)
British pound	Buy	State Street Bank and Trust	8/30/2024	16,070,000	20,489,877	20,322,696	(167,181)
British pound	Buy	Toronto Dominion Bank	8/30/2024	3,055,000	3,883,119	3,863,462	(19,657)
Australian dollar	Sell	Morgan Stanley	8/9/2024	35,631,000	23,602,783	23,793,732	(190,949)
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	114,410,000	83,438,777	83,702,810	(264,033)
Swedish krona	Sell	J.P. Morgan	7/17/2024	92,049,000	8,459,158	8,691,034	(231,876)
Swedish krona	Sell	J.P. Morgan	7/17/2024	144,235,000	13,132,424	13,618,304	(485,880)
Swedish krona	Sell	Morgan Stanley	7/17/2024	129,380,000	11,854,228	12,215,733	(361,505)
Swedish krona	Sell	Morgan Stanley	7/17/2024	143,502,000	13,393,554	13,549,096	(155,542)
Swedish krona	Sell	Morgan Stanley	7/17/2024	77,255,000	7,214,543	7,294,222	(79,679)
Swedish krona	Sell	State Street Bank and Trust	7/17/2024	91,477,000	8,435,534	8,637,027	(201,493)
Swedish krona	Sell	State Street Bank and Trust	7/17/2024	10,295,000	945,052	972,028	(26,976)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,353,278)

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2024	1,983	Long	$224,149,670	$225,132,469	$982,799
U.S. 2-Year Treasury Note	September 2024	7,058	Long	1,440,160,401	1,441,375,938	1,215,537
U.S. 5-Year Treasury Note	September 2024	12,399	Long	1,318,457,601	1,321,462,172	3,004,571
Total Unrealized Appreciation on Futures Contracts						$5,202,907

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2024	1,723	Short	$(188,720,242)	$(189,503,079)	$(782,837)
U.S. Long Bond	September 2024	408	Long	48,686,989	48,271,500	(415,489)
U.S. Ultra Bond	September 2024	816	Long	103,515,510	102,280,500	(1,235,010)
Total Unrealized Depreciation on Futures Contracts						$(2,433,336)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$947,667,760	$13,568,326		$961,236,086
Remaining Industries	–	172,607,828	–		172,607,828
Common Stocks
Aerospace & Defense	21,134,052	21,065,887	–		42,199,939
Automobile Components	–	7,087,378	–		7,087,378
Banks	65,660,991	19,106,002	–		84,766,993
Electrical Equipment	19,400,905	52,619,364	–		72,020,269
Electric-Generation	–	–	39,373		39,373
Hotels, Restaurants & Leisure	102,044,154	18,278,884	–		120,323,038
Machinery	21,104,435	52,169,928	–		73,274,363
Marine Transportation	–	20,684,053	–		20,684,053
Miscellaneous Financials	–	4,952,040	–		4,952,040
Personal Care Products	21,911,930	8,284,905	–		30,196,835
Specialty Retail	–	–	227,466		227,466
Textiles, Apparel & Luxury Goods	–	31,295,426	–		31,295,426
Transportation Infrastructure	–	1,292,040	–		1,292,040
Remaining Industries	1,267,288,946	–	–		1,267,288,946
Corporate Bonds
Banks	–	1,272,110,027	1		1,272,110,028
Diversified Financial Services	–	678,166,428	–	(3)	678,166,428
Mining	–	459,257,015	–	(4)	459,257,015
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	11,828,159,865	–		11,828,159,865
Floating Rate Loans
Personal & Household Products	–	–	97,517		97,517
Remaining Industries	–	1,315,608,795	–		1,315,608,795
Foreign Government Obligations	–	1,132,222,470	–		1,132,222,470
Government Sponsored Enterprises Pass-Throughs	–	2,703,326,992	–		2,703,326,992
Investments in Underlying Funds	–	48,543,689	–		48,543,689
Municipal Bonds	–	52,464,369	–		52,464,369
Non-Agency Commercial
Mortgage-Backed Securities	–	1,228,546,680	46,743,571		1,275,290,251
Preferred Stocks	–	13,329,485	–		13,329,485
Short-Term Investments
Repurchase Agreements	–	80,856,635	–		80,856,635
Total	$1,518,545,413	$22,169,703,945	$60,676,254		$23,748,925,612

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$2,502,864	$–	$2,502,864
Liabilities	–	(4,778,656)	–	(4,778,656)
Forward Foreign Currency Exchange Contracts
Assets	–	8,393,356	–	8,393,356
Liabilities	–	(2,353,278)	–	(2,353,278)
Futures Contracts
Assets	5,202,907	–	–	5,202,907
Liabilities	(2,433,336)	–	–	(2,433,336)
Total	$2,769,571	$3,764,286	$–	$6,533,857

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

46	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $23,918,742,046)	$23,700,381,923
Investments in underlying funds, at fair value (cost $48,543,689)	48,543,689
Cash at brokers for forwards, swap contracts and TBA collateral	8,260,000
Deposits with brokers for futures collateral	32,443,100
Deposits with brokers for forwards and swaps collateral	38,206,934
Foreign cash, at value (cost $5,558,062)	5,482,902
Receivables:
Investment securities sold	2,729,619,290
Interest and dividends	297,859,856
Capital shares sold	113,624,637
Variation margin for centrally cleared swap contracts agreements	636,173
Unrealized appreciation on forward foreign currency exchange contracts	8,393,356
Prepaid expenses and other assets	374,903
Total assets	26,983,826,763
LIABILITIES:
Payables:
Investment securities purchased	5,639,369,859
Capital shares reacquired	44,637,734
To brokers for forwards, swap contracts and TBA collateral	8,260,000
Management fee	7,373,821
Variation margin for futures contracts	3,391,351
Directors’ fees	1,995,049
12b-1 distribution plan	1,800,519
Fund administration	694,349
To bank	452,413
Unrealized depreciation on forward foreign currency exchange contracts	2,353,278
Distributions payable	107,631,426
Accrued expenses and other liabilities	3,179,401
Total liabilities	5,821,139,200
NET ASSETS	$21,162,687,563
COMPOSITION OF NET ASSETS:
Paid-in capital	$24,697,453,981
Total distributable earnings (loss)	(3,534,766,418)
Net Assets	$21,162,687,563

See Notes to Financial Statements.	47

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2024

Net assets by class:
Class A Shares	$4,640,188,868
Class C Shares	$644,905,708
Class F Shares	$470,293,557
Class F3 Shares	$5,134,409,948
Class I Shares	$9,548,681,879
Class P Shares	$6,998,249
Class R2 Shares	$4,116,372
Class R3 Shares	$187,547,108
Class R4 Shares	$56,515,110
Class R5 Shares	$32,485,636
Class R6 Shares	$436,545,128
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	656,352,035
Class C Shares (600 million shares of common stock authorized, $.001 par value)	90,981,445
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	66,633,324
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	729,690,662
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,358,326,005
Class P Shares (160 million shares of common stock authorized, $.001 par value)	967,576
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	582,192
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	26,571,866
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	7,990,977
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	4,614,496
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	62,046,104
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.23
Class C Shares-Net asset value	$7.09
Class F Shares-Net asset value	$7.06
Class F3 Shares-Net asset value	$7.04
Class I Shares-Net asset value	$7.03
Class P Shares-Net asset value	$7.23
Class R2 Shares-Net asset value	$7.07
Class R3 Shares-Net asset value	$7.06
Class R4 Shares-Net asset value	$7.07
Class R5 Shares-Net asset value	$7.04
Class R6 Shares-Net asset value	$7.04

48	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends (net of foreign withholding taxes of $472,953)	$8,646,002
Securities lending net income	371,697
Interest and other (net of foreign withholding taxes of $35,041)	672,874,215
Dividend income from underlying Funds (See Note 13)	667,362
Total investment income	682,559,276
Expenses:
Management fee	44,216,256
12b-1 distribution plan-Class A	4,653,828
12b-1 distribution plan-Class C	2,695,138
12b-1 distribution plan-Class F	253,161
12b-1 distribution plan-Class P	17,573
12b-1 distribution plan-Class R2	12,148
12b-1 distribution plan-Class R3	465,611
12b-1 distribution plan-Class R4	74,613
Shareholder servicing	7,138,410
Fund administration	4,160,560
Reports to shareholders	945,366
Directors’ fees	479,092
Registration	322,100
Professional	160,296
Custody	140,110
Other	524,403
Gross expenses	66,258,665
Fees waived and expenses reimbursed (See Note 3)	(140,110)
Net expenses	66,118,555
Net investment income	616,440,721
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(5,320,356)
Net realized gain (loss) on futures contracts	(91,755,727)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,401,754)
Net realized gain (loss) on swap contracts	2,034,158
Net realized gain (loss) on foreign currency related transactions	462,215
Net change in unrealized appreciation/depreciation on investments	(708,825)
Net change in unrealized appreciation/depreciation on futures contracts	68,821,990
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	10,620,216
Net change in unrealized appreciation/depreciation on swap contracts	11,035,540
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(67,116)
Net realized and unrealized gain (loss)	(7,279,659)
Net Increase in Net Assets Resulting From Operations	$609,161,062

See Notes to Financial Statements.	49

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$616,440,721	$1,101,240,921
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(96,981,464)	(1,365,299,346)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, and translation of assets and liabilities denominated in foreign currencies	89,701,805	1,646,023,186
Net increase in net assets resulting from operations	609,161,062	1,381,964,761
Distributions to shareholders:
Class A	(137,276,714)	(253,513,962)
Class C	(17,590,422)	(35,009,444)
Class F	(15,151,601)	(53,749,034)
Class F3	(155,512,924)	(263,944,080)
Class I	(282,148,308)	(493,546,120)
Class P	(220,221)	(415,300)
Class R2	(111,393)	(189,175)
Class R3	(5,214,414)	(9,513,535)
Class R4	(1,744,178)	(3,205,554)
Class R5	(829,151)	(1,360,657)
Class R6	(13,285,054)	(22,260,421)
Total distributions to shareholders	(629,084,380)	(1,136,707,282)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	2,785,634,840	7,402,293,476
Reinvestment of distributions	578,434,378	1,041,056,658
Cost of shares reacquired	(2,931,368,706)	(9,155,380,038)
Net increase (decrease) in net assets resulting from capital share transactions	432,700,512	(712,029,904)
Net increase (decrease) in net assets	412,777,194	(466,772,425)
NET ASSETS:
Beginning of period	$20,749,910,369	$21,216,682,794
End of period	$21,162,687,563	$20,749,910,369

50	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2024(c)	$7.08	$0.20	$ –	$ 0.20	$ (0.21)	$ –	$(0.21)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
12/31/2019	7.47	0.31	0.68	0.99	(0.33)	–	(0.33)
Class C
6/30/2024(c)	7.10	0.18	–	0.18	(0.19)	–	(0.19)
12/31/2023	7.00	0.31	0.11	0.42	(0.32)	–	(0.32)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
Class F
6/30/2024(c)	7.07	0.21	(0.01)	0.20	(0.21)	–	(0.21)
12/31/2023	6.97	0.35	0.12	0.47	(0.37)	–	(0.37)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
Class F3
6/30/2024(c)	7.04	0.21	0.01 (f)	0.22	(0.22)	–	(0.22)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
Class I
6/30/2024(c)	7.04	0.21	(0.01)	0.20	(0.21)	–	(0.21)
12/31/2023	6.94	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (f)	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
Class P
6/30/2024(c)	7.24	0.20	(0.01)	0.19	(0.20)	–	(0.20)
12/31/2023	7.14	0.34	0.11	0.45	(0.35)	–	(0.35)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:(g)						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 7.07	2.83	(d)	0.78	(e)	0.78	(e)	5.78	(e)	$ 4,640,189	144	(d)
7.08	6.85		0.78		0.78		5.05		4,727,745	263
6.98	(12.68)		0.77		0.78		4.12		5,029,503	181
8.37	3.26		0.76		0.76		3.19		6,750,572	81
8.41	7.60		0.78		0.78		3.65		5,877,018	109
8.13	13.37		0.79		0.79		3.90		5,246,570	217

7.09	2.52	(d)	1.39	(e)	1.39	(e)	5.17	(e)	644,906	144	(d)
7.10	6.19		1.41		1.41		4.42		695,474	263
7.00	(13.21)		1.42		1.42		3.47		833,154	181
8.39	2.60		1.40		1.40		2.55		1,269,001	81
8.43	6.77		1.42		1.42		3.02		1,197,178	109
8.16	12.77		1.42		1.42		3.28		1,328,321	217

7.06	2.88	(d)	0.68	(e)	0.68	(e)	5.87	(e)	470,294	144	(d)
7.07	6.96		0.68		0.68		5.00		583,404	263
6.97	(12.62)		0.67		0.67		4.04		2,261,927	181
8.36	3.48		0.66		0.66		3.28		11,596,041	81
8.40	7.57		0.68		0.68		3.73		7,838,614	109
8.12	13.64		0.69		0.69		3.97		5,743,483	217

7.04	3.12	(d)	0.49	(e)	0.49	(e)	6.07	(e)	5,134,410	144	(d)
7.04	7.02		0.50		0.50		5.36		4,988,158	263
6.95	(12.40)		0.50		0.50		4.41		4,616,783	181
8.33	3.53		0.49		0.49		3.44		5,134,497	81
8.37	7.77		0.50		0.50		3.91		2,989,747	109
8.10	13.86		0.52		0.52		4.14		2,290,420	217

7.03	2.93	(d)	0.58	(e)	0.58	(e)	5.98	(e)	9,548,682	144	(d)
7.04	7.08		0.58		0.58		5.27		9,041,632	263
6.94	(12.49)		0.58		0.58		4.44		7,788,311	181
8.32	3.46		0.56		0.56		3.38		2,962,943	81
8.36	7.69		0.58		0.58		3.84		1,782,404	109
8.09	13.80		0.59		0.59		4.07		1,401,118	217

7.23	2.70	(d)	1.03	(e)	1.03	(e)	5.52	(e)	6,998	144	(d)
7.24	6.56		1.03		1.03		4.80		8,284	263
7.14	(12.89)		1.02		1.03		3.86		8,699	181
8.56	3.01		1.01		1.01		2.95		12,453	81
8.60	7.25		1.03		1.03		3.42		14,104	109
8.32	13.16		1.04		1.04		3.67		16,727	217

See Notes to Financial Statements.	53

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2024(c)	$7.08	$0.19	$(0.01)	$0.18	$(0.19)	$ –	$(0.19)
12/31/2023	6.98	0.32	0.11	0.43	(0.33)	–	(0.33)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
12/31/2019	7.47	0.28	0.67	0.95	(0.29)	–	(0.29)
Class R3
6/30/2024(c)	7.07	0.19	–	0.19	(0.20)	–	(0.20)
12/31/2023	6.97	0.33	0.11	0.44	(0.34)	–	(0.34)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (f)	0.26	(0.26)	(0.03)	(0.29)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
Class R4
6/30/2024(c)	7.08	0.20	–	0.20	(0.21)	–	(0.21)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
Class R5
6/30/2024(c)	7.05	0.21	(0.01)	0.20	(0.21)	–	(0.21)
12/31/2023	6.95	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
Class R6
6/30/2024(c)	7.04	0.21	0.01 (f)	0.22	(0.22)	–	(0.22)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Does not include expenses of the Underlying Funds in which the Fund invests.

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:(g)						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.07	2.63	(d)	1.18	(e)	1.18	(e)	5.38	(e)	$ 4,116	144	(d)
7.08	6.43		1.18		1.18		4.66		4,037	263
6.98	(13.04)		1.18		1.18		3.73		3,890	181
8.37	2.85		1.16		1.16		2.80		4,700	81
8.41	7.17		1.18		1.18		3.28		5,222	109
8.13	12.93		1.19		1.19		3.52		6,688	217

7.06	2.68	(d)	1.08	(e)	1.08	(e)	5.48	(e)	187,547	144	(d)
7.07	6.54		1.08		1.08		4.75		189,931	263
6.97	(12.97)		1.07		1.08		3.82		200,096	181
8.36	3.07		1.06		1.06		2.90		264,066	81
8.39	7.16		1.08		1.08		3.36		232,103	109
8.12	13.20		1.09		1.09		3.60		201,289	217

7.07	2.80	(d)	0.83	(e)	0.83	(e)	5.72	(e)	56,515	144	(d)
7.08	6.80		0.83		0.83		5.00		61,658	263
6.98	(12.73)		0.82		0.83		4.09		64,879	181
8.37	3.21		0.81		0.81		3.15		74,934	81
8.41	7.41		0.83		0.83		3.61		61,183	109
8.14	13.46		0.84		0.84		3.80		48,229	217

7.04	2.93	(d)	0.58	(e)	0.58	(e)	5.99	(e)	32,486	144	(d)
7.05	7.07		0.58		0.58		5.27		25,659	263
6.95	(12.47)		0.57		0.58		4.33		24,622	181
8.33	3.47		0.56		0.56		3.39		30,538	81
8.37	7.70		0.58		0.58		3.85		22,722	109
8.10	13.79		0.59		0.59		4.13		16,505	217

7.04	3.12	(d)	0.49	(e)	0.49	(e)	6.07	(e)	436,545	144	(d)
7.04	7.17		0.50		0.50		5.36		423,928	263
6.95	(12.52)		0.50		0.50		4.42		384,818	181
8.33	3.53		0.49		0.49		3.46		407,728	81
8.37	7.91		0.50		0.50		3.92		280,839	109
8.09	13.73		0.52		0.52		4.16		186,784	217

See Notes to Financial Statements.	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund also invests in the Lord Abbett Private Credit Fund 1, LP, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the

Notes to Financial Statements (unaudited)(continued)

close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly NAV. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default

Notes to Financial Statements (unaudited)(continued)

by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(j)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Net realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains and losses on investments in the Fund’s Statement of Operations.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or

Notes to Financial Statements (unaudited)(continued)

U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(o)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2024, the Fund did not enter into reverse repurchase agreements.

(p)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2024, the Fund did not have any unfunded loan commitments.

(q)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(r)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .43% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $140,110 of fund administration fees during the six months ended June 30, 2024:

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2024:

Distributor Commissions	Dealers’ Concessions
$134,428	$1,506,137

The Distributor received CDSCs of $42,320 and $31,681 for Class A and Class C shares, respectively, for the six months ended June 30, 2024.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$ –	$629,084,380	$ –	$ –	$629,084,380

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$ –	$1,136,707,282	$ –	$ –	$1,136,707,282

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Bond Debenture Fund	$(1,830,713,816)	$(1,375,695,256)	$(3,206,409,072)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Debenture Fund	$23,958,266,712	$525,191,046	$(727,998,289)	$(202,807,243)

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$24,299,200,057	$9,637,603,718	$24,264,963,110	$9,152,315,605

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swap contracts during the six months ended June 30, 2024 (as described in Note 2(j)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared swap contracts, the clearinghouse guarantees CPI swap contracts against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	$2,502,864
Forward Foreign Currency Exchange Contracts(2)	–	$8,393,356	–
Futures Contracts(3)	$5,202,907	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	$4,778,656
Forward Foreign Currency Exchange Contracts(4)	–	$2,353,278	–
Futures Contracts(3)	$2,433,336	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

	Inflation Linked/Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$2,034,158	–
Forward Foreign Currency Exchange Contracts(2)	–	$(2,401,754)
Futures Contracts(3)	$(91,755,727)	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(4)	$11,035,540	–
Forward Foreign Currency Exchange Contracts(5)	–	$10,620,216
Futures Contracts(6)	$68,821,990	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	$515,080,000	–
Forward Foreign Currency Exchange Contracts(7)	–	$579,281,586
Futures Contracts(8)	32,014	–

*	Calculated based on the number of contracts during the six months ended June 30, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,393,356	$–	$8,393,356
Repurchase Agreements	80,856,635	–	80,856,635
Total	$89,249,991	$–	$89,249,991

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$2,445,247	$–	$(2,445,247)	$–	$–
J.P. Morgan	443,536	(443,536)	–	–	–
Morgan Stanley	1,861,102	(954,876)	(906,226)	–	–
State Street Bank and Trust	932,714	(396,956)	(535,758)	–	–
Toronto Dominion Bank	2,710,757	(283,690)	(1,560,000)	–	867,067
Fixed Income Clearing Corp.	80,856,635	–	–	(80,856,635)	–
Total	$89,249,991	$(2,079,058)	$(5,447,231)	$(80,856,635)	$867,067

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,353,278	$–	$2,353,278
Total	$2,353,278	$–	$2,353,278

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan	$717,756	$(443,536)	$(274,220)	$–	$–
Morgan Stanley	954,876	(954,876)	–	–	–
State Street Bank and Trust	396,956	(396,956)	–	–	–
Toronto Dominion Bank	283,690	(283,690)	–	–	–
Total	$2,353,278	$(2,079,058)	$(274,220)	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2024.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

13.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett (“underlying fund”). Typically, private credit investments are not

Notes to Financial Statements (unaudited)(continued)

traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bear the proportionate share of the expenses of the PCF. The annualized expense ratio for the PCF for the six months ended June 30, 2024 was 20.86% consisting of interest and borrowing costs of 20.16% and net operating expenses of 0.70%.

The Fund had the following transactions with the PCF during the six months ended June 30, 2024:

Value at 12/31/2023	Contributions	Withdrawals	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 6/30/2024	Dividend Income
–	48,543,689	–	–	–	48,543,689	$667,362

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $576,456,311 at period end. This unfunded commitment is not recognized as an asset on the Statement of Assets and Liabilities at period end.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Notes to Financial Statements (unaudited)(continued)

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired

Notes to Financial Statements (unaudited)(continued)

time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	37,512,101	$264,871,302	88,668,343	$617,671,332
Reinvestment of distributions	18,078,044	127,656,662	33,921,856	235,296,394
Shares reacquired	(67,317,905)	(475,277,208)	(175,181,430)	(1,213,804,594)
Decrease	(11,727,760)	$(82,749,244)	(52,591,231)	$(360,836,868)
Class C Shares
Shares sold	6,343,414	$44,904,015	13,162,206	$91,803,611
Reinvestment of distributions	2,285,553	16,177,354	4,589,450	31,920,856
Shares reacquired	(15,666,426)	(110,893,302)	(38,798,577)	(269,218,570)
Decrease	(7,037,459)	$(49,811,933)	(21,046,921)	$(145,494,103)
Class F Shares
Shares sold	4,677,801	$32,962,396	34,372,993	$241,843,516
Reinvestment of distributions	2,112,192	14,887,658	7,600,256	52,909,410
Shares reacquired	(22,731,163)	(160,027,674)	(283,990,803)	(1,990,647,402)
Decrease	(15,941,170)	$(112,177,620)	(242,017,554)	$(1,695,894,476)
Class F3 Shares
Shares sold	83,233,797	$584,940,228	175,321,611	$1,211,699,022
Reinvestment of distributions	22,161,841	155,718,181	38,212,736	263,714,647
Shares reacquired	(83,926,737)	(589,743,693)	(169,979,686)	(1,169,783,105)
Increase	21,468,901	$150,914,716	43,554,661	$305,630,564
Class I Shares
Shares sold	249,335,302	$1,749,626,456	730,483,655	$5,077,362,432
Reinvestment of distributions	34,869,879	244,827,490	61,550,130	424,262,763
Shares reacquired	(210,795,978)	(1,479,453,737)	(629,413,921)	(4,334,164,739)
Increase	73,409,203	$515,000,209	162,619,864	$1,167,460,456
Class P Shares
Shares sold	56,396	$407,715	205,169	$1,458,425
Reinvestment of distributions	30,286	218,817	58,033	411,884
Shares reacquired	(263,336)	(1,909,227)	(337,348)	(2,402,833)
Decrease	(176,654)	$(1,282,695)	(74,146)	$(532,524)
Class R2 Shares
Shares sold	37,808	$267,283	86,555	$600,136
Reinvestment of distributions	14,799	104,503	25,288	175,443
Shares reacquired	(40,819)	(288,735)	(98,757)	(683,184)
Increase	11,788	$83,051	13,086	$92,395
Class R3 Shares
Shares sold	1,267,440	$8,945,386	2,337,692	$16,223,241
Reinvestment of distributions	740,320	5,217,821	1,372,307	9,502,921
Shares reacquired	(2,318,647)	(16,334,555)	(5,545,631)	(38,214,097)
Decrease	(310,887)	$(2,171,348)	(1,835,632)	$(12,487,935)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	1,242,509	$8,782,486	2,105,965	$14,615,500
Reinvestment of distributions	178,146	1,258,525	332,063	2,304,374
Shares reacquired	(2,139,329)	(15,140,777)	(3,021,614)	(20,931,905)
Decrease	(718,674)	$(5,099,766)	(583,586)	$(4,012,031)
Class R5 Shares
Shares sold	1,380,482	$9,734,171	1,024,981	$7,081,721
Reinvestment of distributions	115,592	812,808	192,419	1,328,719
Shares reacquired	(522,675)	(3,674,266)	(1,119,580)	(7,729,107)
Increase	973,399	$6,872,713	97,820	$681,333
Class R6 Shares
Shares sold	11,410,919	$80,193,402	17,668,140	$121,934,540
Reinvestment of distributions	1,644,471	11,554,559	2,787,208	19,229,247
Shares reacquired	(11,202,724)	(78,625,532)	(15,667,760)	(107,800,502)
Increase	1,852,666	$13,122,429	4,787,588	$33,363,285

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, above the median of the performance peer group for the three- and ten-year periods and equal to the median of the performance peer group for the five-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: August 28, 2024

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: August 28, 2024